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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   August 31

Date of reporting period:  February 28, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

FIRST AMERICAN FUNDS.	2006
Semiannual Report

MONEY
MARKET
FUNDS

Table of Contents

Schedule of Investments	7
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	26
Notes to Financial Statements	36
Notice to Shareholders	43

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets.

Online features and functionality include:

• The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

• The ability to educate yourself through market and investment strategy commentaries

Government Obligations fund

Expense Example

As a shareholder of the Government Obligations Fund (the "fund"), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005, to February 28, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (9/1/05)	Ending Account Value (2/28/06)	Expenses Paid During Period[1] (9/1/05 to 2/28/06)
Class A Actual[2]	$1,000.00	$1,016.70	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class D Actual[2]	$1,000.00	$1,017.40	$3.00
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01
Class Y Actual[2]	$1,000.00	$1,018.20	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26
Class Z Actual[2]	$1,000.00	$1,019.40	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00
Piper Jaffray Actual[2]	$1,000.00	$1,016.40	$4.05
Piper Jaffray Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.81% for Class A, Class D, Class Y, Class Z, and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended February 28, 2006 of 1.67%, 1.74%, 1.82%, 1.94%, and 1.64% for Class A, Class D, Class Y, Class Z, and Piper Jaffray Class, respectively.

Portfolio Allocation as of February 28, 2006[3] (% of net assets)
Repurchase Agreements	61.5%
U.S. Government Agency Obligations	45.1%
Other Assets and Liabilities, Net	(6.6)%
100.0%

3Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

Prime Obligations fund

Expense Example

As a shareholder of the Prime Obligations Fund (the "fund"), you incur two types of costs: (1) transaction costs (for example, any contingent deferred sales charges that may apply on Class B or Class C shares); and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005, to February 28, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (9/1/05)	Ending Account Value (2/28/06)	Expenses Paid During Period[1] (9/1/05 to 2/28/06)
Class A Actual[2]	$1,000.00	$1,016.80	$3.90
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91
Class B Actual[2]	$1,000.00	$1,014.50	$6.14
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16
Class C Actual[2]	$1,000.00	$1,014.50	$6.14
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16
Class D Actual[2]	$1,000.00	$1,017.50	$3.15
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.16
Class I Actual[2]	$1,000.00	$1,018.70	$2.00
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01
Class Y Actual[2]	$1,000.00	$1,018.30	$2.40
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41
Class Z Actual[2]	$1,000.00	$1,019.70	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00
Piper Jaffray Actual[2]	$1,000.00	$1,016.30	$4.40
Piper Jaffray Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.78%, 1.23%, 1.23%, 0.63%, 0.40%, 0.48%, 0.20%, and 0.88% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended February 28, 2006 of 1.68%, 1.45%, 1.45%, 1.75%, 1.87%, 1.83%, 1.97%, and 1.63% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Piper Jaffray Class, respectively.

Portfolio Allocation as of February 28, 2006[3] (% of net assets)
Commercial Paper	31.6%
Certificates of Deposit	24.0%
Extendible Floating Rate Corporate Notes	14.4%
Structured Investment Vehicles	14.1%
Floating Rate Funding Agreements	6.3%
Corporate Notes	5.0%
Repurchase Agreements	3.5%
Structured Notes	1.9%
Euro Time Deposit	0.6%
Other Assets and Liabilities, Net	(1.4)%
100.0%

3Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

Tax Free Obligations fund

Expense Example

As a shareholder of the Tax Free Obligations Fund (the "fund"), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005, to February 28, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (9/1/05)	Ending Account Value (2/28/06)	Expenses Paid During Period[1] (9/1/05 to 2/28/06)
Class A Actual[2]	$1,000.00	$1,010.60	$3.74
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class D Actual[2]	$1,000.00	$1,011.40	$2.99
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01
Class Y Actual[2]	$1,000.00	$1,012.10	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26
Class Z Actual[2]	$1,000.00	$1,013.40	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00
Piper Jaffray Actual[2]	$1,000.00	$1,010.40	$3.94
Piper Jaffray Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$3.96

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.79% for Class A, Class D, Class Y, Class Z, and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended February 28, 2006 of 1.06%, 1.14%, 1.21%, 1.34%, and 1.04% for Class A, Class D, Class Y, Class Z, and Piper Jaffray Class, respectively.

Portfolio Allocation as of February 28, 2006[3] (% of net assets)
Variable Rate Demand Notes - Weekly	88.2%
Municipal Notes	8.9%
Commercial Paper	2.1%
Variable Rate Demand Notes - Daily	0.6%
Other Assets and Liabilities, Net	0.2%
100.0%

3Portfolio allocations are subject to change at any time and are not recommendations to buy or sell a security.

FIRST AMERICAN FUNDS Semiannual Report 2006

Treasury Obligations fund

Expense Example

As a shareholder of the Treasury Obligations Fund (the "fund"), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005, to February 28, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (9/1/05)	Ending Account Value (2/28/06)	Expenses Paid During Period[1] (9/1/05 to 2/28/06)
Class A Actual[2]	$1,000.00	$1,016.30	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class D Actual[2]	$1,000.00	$1,017.00	$3.00
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01
Class Y Actual[2]	$1,000.00	$1,017.80	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26
Class Z Actual[2]	$1,000.00	$1,019.00	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00
Piper Jaffray Actual[2]	$1,000.00	$1,016.10	$3.95
Piper Jaffray Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$3.96
Reserve Actual[2]	$1,000.00	$1,015.30	$4.70
Reserve Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, 0.79%, and 0.94% for Class A, Class D, Class Y, Class Z, Piper Jaffray Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended February 28, 2006 of 1.63%, 1.70%, 1.78%, 1.90%, 1.61%, and 1.53% for Class A, Class D, Class Y, Class Z, Piper Jaffray Class, and Reserve Class, respectively.

Portfolio Allocation as of February 28, 2006[3] (% of net assets)
Repurchase Agreements	98.5%
U.S. Treasury Obligation	1.8%
Other Assets and Liabilities, Net	(0.3)%
100.0%

3Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

U.S. Treasury Money Market fund

Expense Example

As a shareholder of the U.S. Treasury Money Market Fund (the "fund"), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005, to February 28, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (9/1/05)	Ending Account Value (2/28/06)	Expenses Paid During Period[1] (9/1/05 to 2/28/06)
Class A Actual[2]	$1,000.00	$1,015.00	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class D Actual[2]	$1,000.00	$1,015.70	$3.00
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01
Class Y Actual[2]	$1,000.00	$1,016.50	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26
Class Z Actual[2]	$1,000.00	$1,018.00	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, and 0.20% for Class A, Class D, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended February 28, 2006 of 1.50%, 1.57%, 1.65%, and 1.80% for Class A, Class D, Class Y, and Class Z, respectively.

Portfolio Allocation as of February 28, 2006[3] (% of net assets)
U.S. Treasury Obligations	100.2%
Money Market Fund	0.1%
Other Assets and Liabilities, Net	(0.3)%
100.0%

3Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments February 28, 2006 (unaudited)

Government Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Government Agency Obligations – 45.1%
Federal Farm Credit Bank 4.550%, 04/04/2006 (a)	$300,000	$299,994
4.520%, 08/22/2006 (a)	50,000	49,993
Federal Home Loan Bank 4.599%, 03/03/2006 (a)	58,165	58,164
4.360%, 03/10/2006 (a)(b)	50,000	49,994
4.360%, 03/13/2006 (a)	50,000	49,990
4.360%, 03/13/2006 (a)	25,000	24,995
4.404%, 03/28/2006 (a)	50,000	49,997
2.220%, 04/27/2006	4,000	3,990
4.605%, 05/10/2006 (a)(b)	50,000	49,995
2.000%, 07/07/2006	5,000	4,970
4.500%, 11/03/2006	20,000	20,000
3.520%, 12/29/2006	12,560	12,436
Federal Home Loan Mortgage Corporation 4.367%, 03/20/2006 (a)	135,000	134,949
4.406%, 04/06/2006 (a)	49,000	48,977
3.830%, 06/20/2006	25,000	25,000
4.150%, 09/05/2006	25,000	25,000
4.170%, 10/18/2006	25,000	25,000
4.610%, 11/24/2006	12,500	12,500
4.800%, 02/20/2007	25,000	25,000
Federal National Mortgage Association 4.270%, 03/01/2006	39,513	39,513
4.270%, 03/01/2006	72,373	72,373
4.270%, 03/01/2006	30,900	30,900
4.520%, 03/01/2006 (a)	50,000	49,998
4.360%, 03/21/2006 (a)	112,500	112,443
4.540%, 05/01/2006	100,000	99,231
4.540%, 05/01/2006	30,173	29,941
4.540%, 05/01/2006	5,221	5,181
4.620%, 05/01/2006	75,000	74,413
2.500%, 05/10/2006	10,000	9,977
4.685%, 06/01/2006	199,235	196,847
2.500%, 06/15/2006 (b)	15,000	14,933
4.530%, 07/03/2006	75,000	73,830
4.000%, 08/08/2006 (b)	25,000	24,992
2.750%, 08/11/2006 (b)	32,750	32,532
4.560%, 10/02/2006	25,000	24,319
2.625%, 11/15/2006 (b)	25,000	24,644
Total U.S. Government Agency Obligations (Cost $1,887,011)		1,887,011
Repurchase Agreements – 61.5%
Bank of America 4.550%, dated 02/28/2006, matures 03/01/2006, repurchase price $375,047,396 (collateralized by U.S. Treasury Obligations: Total market value $382,500,301)	375,000	375,000
BNP Paribas 4.560%, dated 02/28/2006, matures 03/01/2006, repurchase price $350,044,333 (collateralized by U.S. Treasury Obligations: Total market value $357,000,788)	350,000	350,000
CS First Boston 4.560%, dated 02/28/2006, matures 03/01/2006, repurchase price $750,095,000 (collateralized by U.S. Treasury Obligations: Total market value $765,004,156)	750,000	750,000
Goldman Sachs 4.550%, dated 02/28/2006, matures 03/01/2006, repurchase price $450,057,000 (collateralized by U.S. Treasury Obligations: Total market value $459,002,044)	450,000	450,000

Government Obligations Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
UBS Warburg 4.560%, dated 02/28/2006, matures 03/01/2006, repurchase price $644,693,472 (collateralized by U.S. Treasury Obligations: Total market value $657,505,537)	$644,612	$644,612
Total Repurchase Agreements (Cost $2,569,612)		2,569,612
Investments Purchased with Proceeds from Securities Lending (c) – 4.8%
(Cost $200,856)		200,856
Total Investments – 111.4% (Cost $4,657,479)		4,657,479
Other Assets and Liabilities, Net – (11.4)%		(477,857)
Total Net Assets – 100.0%		$4,179,622

(a)  Variable Rate Security – The rate shown is the rate in effect as of February 28, 2006. The date shown is the next reset date.

(b)  This security or a portion of this security is out on loan at February 28, 2006. Total loaned securities had a market value of $196,847,833 at February 28, 2006. See note 2 in Notes to Financial Statements.

(c)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. As of February 28, 2006, the cash collateral was invested solely in a repurchase agreement.

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments February 28, 2006 (unaudited)

Prime Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
Commercial Paper – 31.6%
Asset-Backed (a) – 23.6%
Chesham Finance 4.530%, 03/01/2006	$431,246	$431,246
4.440%, 03/28/2006	50,000	49,833
4.540%, 04/03/2006	70,000	69,709
Concord Minutemen Capital 4.510%, 03/06/2006	75,229	75,182
4.520%, 03/17/2006	54,483	54,374
4.460%, 04/10/2006	100,000	99,504
4.610%, 05/02/2006	52,000	51,587
Corporate Asset Funding 4.520%, 03/03/2006	73,500	73,481
4.510%, 03/09/2006	75,000	74,925
Edison Asset Securitization 4.500%, 03/08/2006	50,000	49,956
4.350%, 04/17/2006	42,279	42,039
Falcon Asset Securitization Corporation 4.515%, 03/06/2006	84,519	84,466
4.515%, 03/07/2006	122,382	122,290
4.510%, 03/10/2006	101,451	101,337
4.510%, 03/21/2006	51,208	51,080
4.520%, 03/28/2006	89,412	89,109
Kitty Hawk Funding (Guarantor: Bank of America)
4.510%, 03/10/2006	150,000	149,831
4.515%, 03/16/2006	54,327	54,225
Old Line Funding 4.480%, 03/01/2006	35,125	35,125
Ranger Funding 4.515%, 03/06/2006	131,350	131,268
4.515%, 03/08/2006	106,859	106,765
4.510%, 03/10/2006	30,000	29,966
4.510%, 03/15/2006	100,000	99,825
4.510%, 03/27/2006	64,391	64,181
Scaldis Capital 4.520%, 03/01/2006	115,000	115,000
4.515%, 03/07/2006	300,000	299,774
Sheffield Receivables Corporation 4.515%, 03/06/2006	150,000	149,906
4.510%, 03/07/2006	44,550	44,516
4.510%, 03/10/2006	105,495	105,376
4.510%, 03/15/2006	58,864	58,761
4.515%, 03/20/2006	50,000	49,881
Thames Asset Global Securitization Corporation 4.390%, 03/07/2006	26,454	26,435
4.515%, 03/08/2006	32,859	32,830
4.520%, 03/14/2006	37,105	37,044
4.520%, 03/14/2006	26,258	26,215
4.520%, 03/15/2006	159,291	159,011
4.520%, 03/17/2006	16,582	16,549
4.520%, 03/20/2006	75,000	74,821
4.440%, 04/06/2006	61,933	61,658
Variable Funding Corporation 4.520%, 03/09/2006 (b)	75,000	75,000
Windmill Funding Corporation 4.515%, 03/10/2006	65,000	64,927
4.515%, 03/16/2006	48,500	48,409
4.510%, 03/17/2006	190,000	189,619
4.515%, 03/21/2006	75,000	74,812
4.520%, 03/24/2006	15,000	14,957
Total Asset-Backed		3,916,805

Prime Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Secured Liquidity Notes (a) – 4.1%
Emerald Trust Certificates (MBNA Master Certificates) 4.430%, 03/08/2006	$165,763	$165,620
4.450%, 03/15/2006	139,250	139,009
4.480%, 03/29/2006	83,000	82,711
4.610%, 04/25/2006	35,000	34,753
Rams Funding 4.560%, 03/06/2006	86,564	86,509
4.580%, 03/27/2006	125,000	124,586
4.590%, 03/28/2006	56,000	55,807
Total Secured Liquidity Notes		688,995
Non Asset-Backed – 3.9%
CS First Boston 4.510%, 03/06/2006	25,000	24,984
Lehman Brothers 4.560%, 03/01/2006	69,975	69,975
Rabobank Nederland 4.550%, 03/01/2006 (b)	125,000	125,000
UBS Americas 4.550%, 03/01/2006	250,000	250,000
4.500%, 03/23/2006	125,000	124,656
4.545%, 04/03/2006	50,000	49,792
Total Non Asset-Backed		644,407
Total Commercial Paper (Cost $5,250,207)		5,250,207
Certificates of Deposit – 24.0%
Abby National 4.530%, 03/28/2006	100,000	100,000
4.530%, 03/28/2006	100,000	100,000
4.530%, 03/28/2006	100,000	100,000
American Express 4.520%, 03/06/2006	100,000	100,000
4.440%, 03/14/2006	25,000	25,000
4.520%, 03/20/2006	100,000	100,000
4.520%, 03/23/2006	100,000	100,000
Barclays Bank NY 4.550%, 03/28/2006	100,000	100,000
3.850%, 03/31/2006	50,000	50,000
5.010%, 02/13/2007	100,000	100,000
Branch Banking & Trust 4.530%, 03/28/2006	150,000	150,000
4.555%, 03/31/2006	100,000	100,000
CIBC NY 4.530%, 03/06/2006	100,000	100,000
4.520%, 03/07/2006	150,000	150,000
4.520%, 03/13/2006	100,000	100,000
4.530%, 03/27/2006	100,000	100,000
CitiCorp 4.360%, 03/01/2006	75,000	75,000
CS First Boston NY
4.530%, 03/03/2006	150,000	150,000
4.530%, 03/10/2006	75,000	75,000
4.530%, 03/20/2006	175,000	175,000
HBOS 3.750%, 04/21/2006	50,000	50,000
Mercantile Bankshares 4.580%, 04/03/2006	60,000	60,000
Natexis Banque 4.465%, 03/28/2006	100,000	100,000
4.540%, 03/28/2006	150,000	150,000
4.540%, 03/28/2006	100,000	100,000
4.495%, 03/31/2006	75,000	75,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Prime Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Rabobank Nederland NY 4.758%, 11/28/2006	$100,000	$100,004
Royal Bank of Canada NY 4.530%, 03/24/2006	100,000	100,000
Royal Bank of Scotland NY
3.840%, 03/31/2006	100,000	100,000
4.170%, 09/21/2006	75,000	75,000
Societe Generale NY 4.540%, 03/28/2006	100,000	100,000
Svenska Handelsbanken NY 3.740%, 06/14/2006	50,000	50,000
3.755%, 06/14/2006	50,000	50,000
4.340%, 10/03/2006	100,000	99,990
4.765%, 11/14/2006	100,000	100,000
4.790%, 01/16/2007	100,000	100,000
4.970%, 02/07/2007	50,000	50,000
UBS Stamford 4.535%, 03/28/2006	150,000	150,000
3.750%, 04/27/2006	50,000	50,000
Wells Fargo 4.800%, 12/27/2006	75,000	75,000
4.850%, 01/30/2007	100,000	100,000
5.000%, 02/13/2007	100,000	100,000
Total Certificates of Deposit (Cost $3,984,994)		3,984,994
Extendible Floating Rate Corporate Notes (b) – 14.4%
Allstate Global Funding 4.571%, 03/27/2006 (a)	69,000	69,000
4.571%, 03/27/2006 (a)	100,000	100,000
American Express Credit 4.620%, 03/20/2006 (a)	115,000	115,001
Bayeriche Landesbank NY 4.591%, 03/24/2006 (a)	300,000	300,000
BNP Paribas 4.551%, 03/26/2006 (a)	124,000	124,000
General Electric Capital Corporation 4.670%, 03/09/2006	300,000	300,000
4.670%, 03/17/2006 (a)	200,000	200,000
Goldman Sachs Group 4.670%, 03/15/2006 (a)	177,000	177,000
Marshall & Isley 4.550%, 03/15/2006 (a)	50,000	50,000
Metlife Global Funding 4.560%, 03/07/2006 (a)	85,000	85,000
4.675%, 03/28/2006 (a)	95,000	95,000
Morgan Stanley Dean Witter 4.600%, 03/15/2006 (a)	100,000	100,000
4.651%, 03/27/2006 (a)	95,000	95,000
Royal Bank of Canada NY 4.537%, 03/01/2006 (a)	100,000	100,000
Royal Bank of Scotland NY 4.540%, 03/21/2006 (a)	259,000	259,002
Societe Generale 4.540%, 03/02/2006 (a)	34,000	34,000
Wells Fargo Bank 4.560%, 03/15/2006 (a)	100,000	100,000
Westlb AG NY 4.527%, 03/30/2006 (a)	100,000	100,000
Total Extendible Floating Rate Corporate Notes (Cost $2,403,003)		2,403,003

Prime Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Structured Investment Vehicles (a) – 14.1%
Beta Finance 4.558%, 03/01/2006 (b)	$100,000	$99,993
4.570%, 03/01/2006 (b)	100,000	99,999
4.628%, 03/01/2006 (b)	100,000	100,003
3.710%, 06/16/2006	100,000	100,000
4.370%, 10/06/2006	50,000	50,000
Cheyne Finance LLC 4.508%, 04/06/2006 (b)	100,000	99,983
4.588%, 04/25/2006 (b)	100,000	99,982
4.593%, 04/25/2006 (b)	100,000	99,982
4.745%, 05/25/2006 (b)	100,000	99,979
Dorada Finance 3.745%, 06/16/2006	50,000	49,999
K2 USA LLC 4.560%, 03/01/2006 (b)	150,000	149,986
4.565%, 03/01/2006 (b)	65,000	64,993
4.570%, 03/01/2006 (b)	50,000	50,000
4.165%, 08/07/2006	40,000	39,999
4.175%, 09/22/2006	85,000	85,000
Links Finance LLC 4.565%, 03/01/2006 (b)	100,000	99,995
4.565%, 03/01/2006 (b)	100,000	99,990
4.570%, 03/01/2006 (b)	100,000	100,000
4.000%, 07/20/2006	100,000	99,996
Sigma Finance 4.565%, 03/01/2006 (b)	200,000	199,980
4.565%, 03/01/2006 (b)	100,000	100,000
4.570%, 03/01/2006 (b)	50,000	49,999
4.570%, 03/01/2006 (b)	100,000	99,996
4.575%, 03/01/2006 (b)	100,000	99,996
4.595%, 03/01/2006 (b)	100,000	100,001
Total Structured Investment Vehicles (Cost $2,339,851)		2,339,851
Floating Rate Funding Agreements (b) – 6.3%
AI Life Funding Agreement 4.620%, 04/01/2006	75,000	75,000
4.620%, 04/01/2006	100,000	100,000
Allstate Life Insurance Funding Agreement 4.800%, 04/15/2006	100,000	100,000
Anchor National Life Funding Agreement 4.750%, 03/01/2006	75,000	75,000
Bear Stearns 4.620%, 03/01/2006	200,000	200,000
Sun Life Insurance 4.780%, 03/01/2006	75,000	75,000
Transamerica Occidental Funding Agreement 4.720%, 03/01/2006	400,000	400,000
United of Omaha 4.620%, 03/01/2006	25,000	25,000
Total Floating Rate Funding Agreements (Cost $1,050,000)		1,050,000
Corporate Notes – 5.0%
AIG Global Funding 4.950%, 05/26/2006 (b)	12,000	12,004
Bank of America Securities Master Note 4.633%, 03/01/2006 (b)	200,000	200,000
Bear Stearns Master Note 4.688%, 03/01/2006 (b)	200,000	200,000
Chesham Finance 4.545%, 03/30/2006 (a) (b)	100,000	99,993

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments February 28, 2006 (unaudited)

Prime Obligations Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Goldman Sachs Group 4.633%, 03/01/2006 (b)	$125,000	$125,000
Morgan Stanley Dean Witter 4.620%, 03/01/2006 (b)	100,000	100,000
4.623%, 03/01/2006 (b)	60,000	60,000
Washington Mutual 6.250%, 05/15/2006	35,565	35,718
Total Corporate Notes (Cost $832,715)		832,715
Structured Notes – 1.9%
3M 5.645%, 12/12/2006 (a)	114,000	114,765
Wachovia Asset Securitization Series 2004-HM2A, Class AMM 4.571%, 03/25/2006 (a) (b)	57,020	57,020
Series 2005-HM1A, Class AMM 4.571%, 03/25/2006 (a) (b)	78,705	78,705
Wal-Mart 5.586%, 06/01/2006	65,000	65,297
Total Structured Notes (Cost $315,787)		315,787
Euro Time Deposit – 0.6%
National City Time Deposit 4.520%, 03/01/2006 (Cost $94,483)	94,483	94,483
Repurchase Agreements – 3.5%
UBS Warburg 4.520%, dated 02/28/2006, matures 03/01/2006, repurchase price $490,421,748 (collateralized by U.S. Treasury obligations: Total market value $492,805,922)	483,139	483,139
UBS Warburg 4.560%, dated 02/28/2006, matures 03/01/2006, repurchase price $105,956,421 (collateralized by U.S. Treasury obligations: Total market value $107,499,406)	105,388	105,388
Total Repurchase Agreements (Cost $588,527)		588,527
Total Investments – 101.4% (Cost $16,859,567)		16,859,567
Other Assets and Liabilities, Net – (1.4)%		(234,721)
Total Net Assets – 100.0%		$16,624,846

(a)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of February 28, 2006, the value of these investments was $9,499,137,059 or 57.1% of total net assets.

(b)  Variable Rate Security – The rate shown is the rate in effect as of February 28, 2006. The date shown is the next reset date.

Tax Free Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 99.8%
Alabama – 0.3%
Birmingham Public Educational Building Authority, Student Housing UAB II, Series A (LOC: Regions Bank) 3.190%, 03/07/2006 (a)	$6,000	$6,000
Arizona – 0.3%
Arizona Health Facilities, The Terraces Project, Series B2 (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank) 3.190%, 03/07/2006 (a)	5,000	5,000
Arkansas – 0.3%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA) 3.200%, 03/07/2006 (a)	6,390	6,390
California – 1.1%
ABN AMRO Munitops Certificates Trust (General Obligation) (INS: AMBAC) (SPA: ABN AMRO Bank) 3.040%, 07/20/2006 (a) (b)	17,530	17,530
California State Economic Recovery, Series C-11 (LOC: BNP Paribas) 3.170%, 03/07/2006 (a)	5,380	5,380
California Statewide Communities Development Authority, Senior Living Facility (LOC: Sovereign Bank) (LOC: Bank of New York) 3.160%, 03/07/2006 (a)	550	550
		23,460
Colorado – 2.8%
Colorado Educational & Cultural Facilities, Linfield Christian School (LOC: Evangelical Christian) (LOC: Wescorp Credit Union) 3.250%, 03/07/2006 (a)	8,750	8,750
Colorado Educational & Cultural Facilities, Mesivta Greater L.A. (LOC: Bank of America) 3.190%, 03/07/2006 (a)	5,000	5,000
Colorado Health Facilities Authority, Bethesda Living Centers (LOC: LaSalle Bank) 3.200%, 03/07/2006 (a)	8,900	8,900
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank) 3.200%, 03/07/2006 (a)	12,900	12,900
Colorado Health Facilities Authority, Frasier Meadows Manor Project (LOC: J.P. Morgan Chase Bank) 3.190%, 03/07/2006 (a)	14,900	14,900
Moffat County Pollution Control (INS: AMBAC) (SPA: J.P. Morgan Chase Bank) 3.230%, 03/07/2006 (a)	6,835	6,835
		57,285
Connecticut – 0.7%
Connecticut State, Transportation Infrastucture (INS: AMBAC) (SPA: Westlb AG) 3.200%, 03/07/2006 (a)	14,395	14,395
District of Columbia – 0.9%
District of Columbia, American Society, Series A (LOC: Wachovia Bank) 3.200%, 03/07/2006 (a)	10,000	10,000
District of Columbia, The Washington Home (LOC: Wachovia Bank) 3.190%, 03/07/2006 (a)	9,400	9,400
		19,400

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Florida – 5.8%
Broward County Educational Facilities Authority, City College (LOC: Citibank) 3.190%, 03/07/2006 (a)	$8,025	$8,025
Florida Municipal Power Agency (Commercial Paper) 3.100%, 04/05/2006	17,348	17,348
Highlands County Health Facilities, Adventist Health Systems, Series A (LOC: Suntrust Bank) 3.200%, 03/07/2006 (a)	12,100	12,100
Highlands County Health Facilities, Adventist Health Systems, Sunbelt, Series A (INS: FGIC) (SPA: Bank One) 3.190%, 03/07/2006 (a)	13,100	13,100
Highlands County Health Facilities, Adventist Health Systems, Sunbelt, Series A (LOC: Suntrust Bank) 3.190%, 03/07/2006 (a)	37,320	37,320
Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America) 3.240%, 03/07/2006 (a)	3,550	3,550
Orange County Health Facilities Authority, Adventist Health Systems, Sunbelt (LOC: Suntrust Bank) 3.190%, 03/07/2006 (a)	22,000	22,000
Temple Terrace, Lifepath Hospice Project (LOC: Suntrust Bank) 3.190%, 03/07/2006 (a)	6,000	6,000
		119,443
Georgia – 4.6%
Albany-Dougherty County Hospital Authority, Phoebe Putney Memorial Hospital (INS: AMBAC) (SPA: Suntrust Bank) 3.190%, 03/07/2006 (a)	18,430	18,430
Clayton County Development Authority, Delta Airlines Project, Series A (LOC: General Electric Capital) 3.260%, 03/07/2006 (a)	2,450	2,450
Cobb County Development Authority, Presbyterian, Series B (LOC: Allied Irish Bank, PLC) 3.210%, 03/07/2006 (a)	5,350	5,350
Fayette County Development Authority, Catholic School Properties (LOC: Wachovia Bank) 3.200%, 03/07/2006 (a)	10,715	10,715
Fulton County Development Authority, Catholic Education, North Georgia (LOC: Wachovia Bank) 3.200%, 03/07/2006 (a)	13,095	13,095
Fulton County Development Authority, Pace Academy Project (LOC: Bank of America) 3.190%, 03/07/2006 (a)	1,925	1,925
Fulton County Development Authority, United Way Metropolitan Atlanta Project (LOC: Wachovia Bank) 3.200%, 03/07/2006 (a)	7,400	7,400
Gordon County Hospital Authority, Adventist Health Systems, Series A (LOC: Suntrust Bank) 3.190%, 03/07/2006 (a)	1,155	1,155
Medical Center Hospital Authority, Spring Harbor at Green Island (LOC: Bank of Scotland) 3.190%, 03/07/2006 (a)	13,500	13,500

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Rockdale County Hospital Authority (LOC: Suntrust Bank) 3.190%, 03/07/2006 (a)	$10,405	$10,405
Thomasville Hospital Authority, J.D. Archbold (LOC: Suntrust Bank) 3.190%, 03/07/2006 (a)	11,250	11,250
		95,675
Idaho – 0.3%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America) 3.240%, 03/07/2006 (a)	4,275	4,275
University of Idaho Foundation Authority (LOC: First Security Bank) 3.260%, 03/07/2006 (a) (b)	2,650	2,650
		6,925
Illinois – 16.3%
ABN AMRO Munitops Certificates Trust, Series 1998-3 (INS: FGIC) (SPA: ABN AMRO) 3.230%, 03/07/2006 (a) (b)	6,000	6,000
Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank) 3.190%, 03/07/2006 (a)	15,660	15,660
Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank) 3.190%, 03/07/2006 (a)	2,600	2,600
Chicago, Series B-1 (General Obligation) (INS: FSA) (SPA: J.P. Morgan Chase Bank) 3.190%, 03/07/2006 (a)	24,400	24,400
Cook County, Catholic Theological University Project (LOC: Harris Trust & Savings) 3.200%, 03/07/2006 (a)	12,000	12,000
Illinois Development Finance Authority (LOC: Northern Trust) 3.200%, 03/07/2006 (a)	3,500	3,500
Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank, PLC) 3.450%, 03/07/2006 (a)	6,740	6,740
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank) 3.220%, 03/07/2006 (a)	4,625	4,625
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust) 3.200%, 03/07/2006 (a)	6,255	6,255
Illinois Development Finance Authority, Loyola Academy (LOC: J.P. Morgan Chase Bank) 3.200%, 03/07/2006 (a)	4,000	4,000
Illinois Development Finance Authority, Mount Carmel High School Project (LOC: J.P. Morgan Chase Bank) 3.200%, 03/07/2006 (a)	14,000	14,000
Illinois Development Finance Authority, Presbyterian Home Lake, Series A (INS: FSA) (SPA: First Union National Bank) 3.200%, 03/07/2006 (a)	37,550	37,550
Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase Bank) 3.200%, 03/07/2006 (a)	13,000	13,000
Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase Bank) 3.200%, 03/07/2006 (a)	10,000	10,000

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments February 28, 2006 (unaudited)

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Illinois Development Finance Authority, Solomon Schechter Day Schools (LOC: LaSalle Bank) 3.220%, 03/07/2006 (a)	$5,000	$5,000
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank) 3.220%, 03/07/2006 (a)	3,870	3,870
Illinois Educational Facilities Authority, Chicago Zoological Society (LOC: Northern Trust) 3.200%, 03/07/2006 (a)	5,000	5,000
Illinois Finance Authority, Friendship Village – Schamburg, Series C (LOC: LaSalle Bank) 3.190%, 03/07/2006 (a)	11,000	11,000
Illinois Finance Authority, Illinois Institute of Technology (LOC: Harris Trust & Savings) 3.200%, 03/07/2006 (a)	4,900	4,900
Illinois Finance Authority, Kohl Children's Museum (LOC: Fifth Third Bank) 3.200%, 03/07/2006 (a)	5,360	5,360
Illinois Finance Authority, Landing at Plymouth Place, Series B (LOC: Sovereign Bank) (LOC: Lloyd's TSB Bank) 3.200%, 03/07/2006 (a)	5,000	5,000
Illinois Finance Authority, Landing at Plymouth Place, Series C (LOC: LaSalle Bank) 3.200%, 03/07/2006 (a)	18,300	18,300
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank) 3.230%, 03/07/2006 (a)	4,000	4,000
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: KBC Bank) 3.210%, 03/07/2006 (a)	3,125	3,125
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: KBC Bank) 3.210%, 03/07/2006 (a)	7,145	7,145
Illinois Finance Authority, Smith Village, Series C (LOC: LaSalle Bank) 3.200%, 03/07/2006 (a)	10,500	10,500
Illinois Finance Authority, Thresholds Project (LOC: Northern Trust) 3.200%, 03/07/2006 (a)	8,000	8,000
Illinois Health Facilities Authority Lifelink (LOC: J.P. Morgan Chase Bank) 3.200%, 03/07/2006 (a)	7,925	7,925
Illinois Health Facilities Authority, Franciscan Eldercare, Series B (LOC: LaSalle Bank) 3.200%, 03/07/2006 (a)	1,750	1,750
Illinois Health Facilities Authority, Franciscan Eldercare, Series C (LOC: LaSalle Bank) 3.200%, 03/07/2006 (a)	11,320	11,320
Illinois Health Facilities Authority, Franciscan Eldercare, Series E (LOC: LaSalle Bank) 3.200%, 03/07/2006 (a)	5,660	5,660
Illinois Health Facilities, Central Baptist Home, Series B (LOC: Allied Irish Bank, PLC) 3.210%, 03/07/2006 (a)	3,070	3,070
Illinois Health Facilities, Lutheran Home and Services (LOC: Fifth Third Bank) 3.230%, 03/07/2006 (a)	13,695	13,695
Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank, PLC) 3.210%, 03/07/2006 (a)	12,880	12,880

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Illinois Health Facilities, Series C (LOC: LaSalle Bank) 3.200%, 03/07/2006 (a)	$1,050	$1,050
Illinois State (General Obligation) 4.500%, 05/30/2006	10,000	10,033
Macon County – Milikin University (INS: AMBAC) (SPA: J.P. Morgan Chase Bank) 3.200%, 03/07/2006 (a)	4,400	4,400
Northern Cook County Solid Waste Agency (LOC: Northern Trust) 3.200%, 03/07/2006 (a)	5,400	5,400
St. Clair County, McKendree College Project (LOC: Bank of America) 3.195%, 03/07/2006 (a)	6,150	6,150
Yorkville, MPI Grande Project (LOC: LaSalle Bank) 3.220%, 03/07/2006 (a)	3,205	3,205
		338,068
Indiana – 5.1%
Evansville Economic Development, Good Samaritan Home (LOC: Fifth Third Bank) 3.230%, 03/07/2006 (a)	6,730	6,730
Fort Wayne Industries Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank) 3.280%, 03/07/2006 (a)	5,130	5,130
Indiana Bond Bank, Series A (LOC: Bank of New York) 4.500%, 02/01/2007	42,000	42,468
Indiana Health Facilities Financing Authority, Henry County Memorial Hospital (LOC: Fifth Third Bank) 3.230%, 03/07/2006 (a)	18,350	18,350
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: J.P. Morgan Chase Bank) 3.230%, 03/07/2006 (a)	18,800	18,800
Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank) 3.220%, 03/07/2006 (a)	13,185	13,185
		104,663
Iowa – 1.6%
Iowa Financial Authority, Health Care Facilities, Unity Healthcare (LOC: Bank of America) 3.210%, 03/07/2006 (a)	14,505	14,505
Iowa Financial Retirement Authority, Deerfield Retirement, Series A (LOC: LaSalle Bank) 3.190%, 03/07/2006 (a)	15,000	15,000
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank) 3.190%, 03/07/2006 (a)	4,000	4,000
		33,505
Kansas – 0.4%
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank) 3.200%, 03/07/2006 (a)	8,890	8,890
Kentucky – 0.1%
Lexington-Fayette Urban County Government, Residential Facilities, Richmond Place Association Project (LOC: Bank of America) 2.750%, 04/01/2006 (a)	2,630	2,630

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Maryland – 1.7%
Carroll County, Fairhaven & Copper, Series B (LOC: LaSalle Bank) 3.200%, 03/07/2006 (a)	$11,545	$11,545
Gaithersburg Economic Development, Asbury Methodist (LOC: KBC Bank) 3.210%, 03/07/2006 (a)	2,800	2,800
Gaithersburg Economic Development, Asbury Methodist, Series A (INS: MBIA) 3.190%, 03/07/2006 (a)	19,735	19,735
		34,080
Massachusetts – 3.8%
ABN AMRO Munitops Certificates Trust, Series 1998-12 (INS: MBIA) (SPA: ABN AMRO Bank) 3.210%, 03/07/2006 (a) (b)	12,000	12,000
ABN AMRO Munitops Certificates Trust, Series 2000-2 (INS: FGIC) (SPA: ABN AMRO Bank) 3.200%, 03/07/2006 (a) (b)	10,000	10,000
Massachusetts Development Financing Agency, Senior Living Facility, New England Deaconess Association (LOC: Sovereign Bank) (LOC: Lloyd's TSB Bank) 3.180%, 03/07/2006 (a)	18,855	18,855
Massachusetts State Health & Educational Facilities Authority, Hallmark Health Systems, Series B (INS: FSA, General Obligation of Institution) (SPA: Fleet National Bank) 3.180%, 03/07/2006 (a)	23,105	23,105
State of Massachusetts, Series C (General Obligation) (SPA: State Street Bank) 3.200%, 03/07/2006 (a)	14,300	14,300
		78,260
Michigan – 3.9%
Georgetown Township Economic Development, Sunset Manor Project (LOC: LaSalle Bank) 3.190%, 03/07/2006 (a)	9,600	9,600
Grand Rapids Economic Development Corporation, St. Dominic Project (LOC: Allied Irish Bank, PLC) 3.230%, 03/07/2006 (a)	12,000	12,000
Jackson County Economic Development, Vista Grande Villa, Series A (LOC: LaSalle Bank) 2.980%, 03/01/2006 (a)	100	100
Michigan Municipal Bond Authority, Detroit School District, Series A (LOC: J.P. Morgan Chase Bank) 3.750%, 03/21/2006	30,000	30,014
State of Michigan Strategic Fund, Holland Home Group, Series A (LOC: Fifth Third Bank) 3.190%, 03/07/2006 (a)	10,645	10,645
State of Michigan Strategic Fund, Lutheran Social Services (LOC: National City Bank) 3.240%, 03/07/2006 (a)	18,320	18,320
		80,679
Minnesota – 1.6%
Eden Prairie, Multifamily Housing Authority 3.230%, 03/07/2006 (a)	14,105	14,105
Mendota Heights Revenue, St. Thomas Academy Project (LOC: Allied Irish Bank, PLC) 3.200%, 03/07/2006 (a)	1,765	1,765

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Minnesota State Higher Educational FaciIities, Bethel College (INS: General Obligation of Institution) (LOC: Allied Irish Bank, PLC) 3.250%, 03/07/2006 (a)	$4,745	$4,745
Minnesota State Higher Educational Facilities, Bethel College, Series 5 (LOC: Allied Irish Bank, PLC) 3.200%, 03/07/2006 (a)	2,700	2,700
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC) 3.180%, 03/07/2006 (a)	9,000	9,000
		32,315
Mississippi – 1.0%
Medical Center Educational Building, Adult Hospital (INS: AMBAC) (SPA: AmSouth Bank) 3.190%, 03/07/2006 (a)	20,000	20,000
Missouri – 1.3%
Jackson County Industrial Development Authority, YMCA Greater Kansas City (LOC: Bank of America) 3.240%, 03/07/2006 (a)	7,100	7,100
Missouri State Health & Educational Facilities (LOC: J.P. Morgan Chase Bank) 3.210%, 03/07/2006 (a)	8,740	8,740
Missouri State Highways & Transportation Commission, Series B-1 (LOC: State Street Bank) 3.180%, 03/07/2006 (a)	6,000	6,000
St. Louis County Industrial Development Authority, Friendship Village West (LOC: LaSalle Bank) 3.200%, 03/07/2006 (a)	6,000	6,000
		27,840
Nevada – 0.9%
ABN AMRO Munitops Certificates Trust, Nevada State (General Obligation) (INS: MBIA) (SPA: ABN AMRO Bank) 3.220%, 03/07/2006 (a) (b)	18,500	18,500
New Hampshire – 0.1%
New Hampshire Health & Educational Facilities Authority, Colby-Sawyer College (LOC: Allied Irish Bank, PLC) 3.200%, 03/07/2006 (a)	2,875	2,875
New Jersey – 1.1%
New Jersey State Tax & Revenue Anticipation Notes, Series A 4.000%, 06/23/2006	22,500	22,567
New York – 3.5%
ABN AMRO Munitops Certificates Trust, Series 1999-3 (INS: MBIA) (SPA: ABN AMRO Bank) 3.280%, 03/07/2006 (a) (b)	21,402	21,402
ABN AMRO Munitops Certificates Trust, Series 1999-13 (INS: FGIC) (SPA: ABN AMRO Bank) 3.190%, 03/07/2006 (a) (b)	7,561	7,561
ABN AMRO Munitops Certificates Trust, Series 2000-7 (INS: FGIC) (SPA: ABN AMRO Bank) 3.280%, 03/07/2006 (a) (b)	27,565	27,565
New York City Housing Development, The Crest, Series A (LOC: Landesbank Hessen-Thuringen Bank) 3.200%, 03/07/2006 (a)	10,000	10,000
New York State Dormitory Authority, Glen Eddy (INS: General Obligation of Institution) (LOC: Sovereign Bank) (LOC: Bank of Nova Scotia) 3.150%, 03/07/2006 (a)	6,800	6,800
		73,328

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments February 28, 2006 (unaudited)

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
North Carolina – 1.9%
North Carolina Community Health Care Facilities, Pennybyrn, Series C (LOC: Bank of America) 3.190%, 03/07/2006 (a)	$10,000	$10,000
North Carolina Student Housing, Fayetteville University (LOC: Wachovia Bank) 3.200%, 03/07/2006 (a)	9,465	9,465
North Carolina Student Housing, NCCU Real Estate, Series A (LOC: Wachovia Bank) 3.200%, 03/07/2006 (a)	9,285	9,285
North Carolina Wolfpack Club Project (LOC: Bank of America) 3.190%, 03/07/2006 (a)	10,200	10,200
		38,950
North Dakota – 0.2%
Mercer County Pollution Control (LOC: LaSalle Bank) 3.220%, 03/07/2006 (a)	3,600	3,600
Ohio – 6.5%
Akron Bath Copley, Summa Health Systems, Series B (LOC: J.P. Morgan Chase Bank) 3.210%, 03/07/2006 (a)	6,145	6,145
Cuyahoga County Metrohealth System (LOC: National City Bank) 3.220%, 03/07/2006 (a)	11,900	11,900
Franklin County Health Care Facilities (LOC: National City Bank) 3.210%, 03/07/2006 (a)	3,500	3,500
Franklin County Health Care Facilities, Friendship Village Dublin, Series B (LOC: LaSalle Bank) 3.200%, 03/07/2006 (a)	5,700	5,700
Franklin County Health Care Facilities, Mother Angeline McCrory Project (LOC: Allied Irish Bank, PLC) 3.230%, 03/07/2006 (a)	16,690	16,690
Franklin County Health Care Facilities, Presbyterian, Series B (LOC: National City Bank) 3.210%, 03/07/2006 (a)	5,000	5,000
Franklin County Health Care Facilities, Wesley Glen, Series A (LOC: Fifth Third Bank) 3.200%, 03/07/2006 (a)	4,340	4,340
Franklin County Health Care Facilities, Wesley Glen, Series B (LOC: Fifth Third Bank) 3.200%, 03/07/2006 (a)	2,120	2,120
Franklin County Health Care Facilities, Wesley Ridge Residence, Series C (LOC: Fifth Third Bank) 3.200%, 03/07/2006 (a)	10,200	10,200
Fulton County Health Center (LOC: J.P. Morgan Chase Bank) 3.210%, 03/07/2006 (a)	12,300	12,300
Logan County Health Care Facilities (LOC: Fifth Third Bank) 3.230%, 03/07/2006 (a)	10,510	10,510
Lucas County Facilities Improvement, Toledo Society (LOC: Fifth Third Bank) 3.180%, 03/07/2006 (a)	9,200	9,200
Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank) 3.210%, 03/07/2006 (a)	2,200	2,200
Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank) 3.190%, 03/07/2006 (a)	6,850	6,850

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Sandusky County Hospital Facilities, Memorial Hospital (LOC: Fifth Third Bank) 3.210%, 03/07/2006 (a)	$18,000	$18,000
Summit County Port Authority, Lawrence School Project (LOC: Fifth Third Bank) 3.190%, 03/07/2006 (a)	10,475	10,475
		135,130
Oklahoma – 0.5%
Oklahoma Authority Revenue, American Cancer Society Project (LOC: Bank of America) 3.240%, 03/07/2006 (a)	2,645	2,645
Tulsa Industrial Authority Revenue Floating (INS: MBIA) 3.220%, 03/07/2006 (a) (b)	7,970	7,970
		10,615
Oregon – 1.1%
Clackamas County Hospital Facilities, Senior Living Facility, Mary's Woods (LOC: Sovereign Bank) (LOC: KBC Bank) 3.210%, 03/07/2006 (a)	15,520	15,520
Clackamas County Hospital Facilities, Willamette, Series A-1 (LOC: Sovereign Bank) (LOC: Bank of New York) 3.200%, 03/07/2006 (a)	7,105	7,105
		22,625
Pennsylvania – 2.1%
Chester County Health & Educational Facilities Retirement Community, Kendal Crosslands Project (LOC: Allied Irish Bank, PLC) 3.210%, 03/07/2006 (a)	5,000	5,000
Delaware County Authority Revenue, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank) 3.190%, 03/07/2006 (a)	8,230	8,230
Lebanon County Health Facilities, Health Center, United Church of Christ (LOC: Wachovia Bank) 3.200%, 03/07/2006 (a)	9,765	9,765
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank) 3.200%, 03/07/2006 (a)	3,805	3,805
Philadelphia Hospitals & Higher Educational Facilities Authority, Temple University Health, Series A (LOC: Wachovia Bank) 3.230%, 03/07/2006 (a)	10,000	10,000
Westmoreland County Industrial Development, Redstone Retirement, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank) 3.200%, 03/07/2006 (a)	6,000	6,000
		42,800
Rhode Island – 0.3%
Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York) 3.190%, 03/07/2006 (a)	6,750	6,750
South Carolina – 1.6%
Charleston Waterworks & Sewer, Series A (SPA: Bank of America) 3.190%, 03/07/2006 (a)	8,665	8,665
Greenville County School District (INS: South Carolina School District Enhancement Program) 4.000%, 06/01/2006	25,000	25,075
		33,740

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Tennessee – 3.2%
Jefferson City Health & Educational Facilities, Carson Newman College (LOC: Suntrust Bank) 3.190%, 03/07/2006 (a)	$8,000	$8,000
Knox County Health Educational & Housing Facilities Board, Volunteer Student Housing Project (LOC: Allied Irish Bank, PLC) 3.190%, 03/07/2006 (a)	19,800	19,800
Met Government Nashville & Davidson (LOC: Societe Generale) 3.230%, 03/07/2006 (a)	7,035	7,035
Rutherford County Industrial Development – Square D Company (LOC: Societe Generale) 3.430%, 03/07/2006 (a)	4,100	4,100
Sullivan County Health, Educational & Housing Facilities, Wellmont Health System (LOC: Bank of America) 3.190%, 03/07/2006 (a)	27,045	27,045
		65,980
Texas – 12.4%
ABN AMRO Munitops Certificates Trust, Frisco School District (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank) 3.230%, 03/07/2006 (a) (b)	9,695	9,695
ABN AMRO Munitops Certificates Trust, Williamson County (INS: FSA) (SPA: ABN AMRO Bank) 3.280%, 03/07/2006 (a) (b)	10,395	10,395
Bexar County Health Facilities, Air Force Village (LOC: Bank of America) 3.190%, 03/07/2006 (a)	34,400	34,400
3.190%, 03/07/2006 (a)	12,000	12,000
Crawford Educational Facilities, Prince Peace Christian School (LOC: Wachovia Bank) 3.210%, 03/07/2006 (a)	5,825	5,825
Galena Park Independent School District (Guaranty: Texas Permanent School Fund) 3.220%, 03/07/2006 (a) (b)	20,965	20,965
Gregg County Health Facilities Development, Good Shepherd Medical Center Project (LOC: KBC Bank) 3.180%, 03/07/2006 (a)	21,055	21,055
Harris County Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase Bank) 3.230%, 03/07/2006 (a)	19,000	19,000
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank) 3.210%, 03/07/2006 (a)	2,200	2,200
Houston Independent School District, Schoolhouse (INS: PSF-Guaranteed) (SPA: Bank of America) 2.770%, 06/14/2006	6,000	6,000
Kendall County Health Facilities, Morningside Ministries (LOC: J.P. Morgan Chase Bank) 3.200%, 03/07/2006 (a)	14,700	14,700
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank) 3.230%, 03/07/2006 (a)	17,860	17,860
Texas State Tax & Revenue Anticipation Notes 4.500%, 08/31/2006	45,900	46,221
Travis County Health Facilities, Querencia Barton Creek, Series C (LOC: LaSalle Bank) 3.200%, 03/07/2006 (a)	11,000	11,000

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
University of Texas (Commercial Paper) 3.000%, 03/01/2006	$24,300	$24,300
3.250%, 06/08/2006	2,500	2,500
		258,116
Virginia – 0.5%
Alexandria Industrial Development Authority, Goodwin House (LOC: Wachovia Bank) 2.980%, 03/01/2006	10,000	10,000
Washington – 3.2%
ABN AMRO Munitops Certificates Trust, Washington State (General Obligation) (INS: MBIA-Insured Bond Certificate) (SPA: ABN AMRO Bank) 3.200%, 03/07/2006 (a) (b)	19,000	19,000
Seattle Water System Revenue, Series B (LOC: Bayerische Landesbank) 3.100%, 03/07/2006 (a)	17,520	17,520
Washington State Higher Educational Facilities, Cornish College Arts Project, Series A (LOC: Bank of America) 3.250%, 03/07/2006 (a)	6,160	6,160
Washington State Housing Financial Nonprofit Revenue, Kenney Home Project (LOC: Wells Fargo Bank) 3.190%, 03/07/2006 (a)	17,620	17,620
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America) 3.240%, 03/07/2006 (a)	6,600	6,600
		66,900
West Virginia – 1.9%
ABN AMRO Munitops Certificates Trust, West Virginia (INS: FGIC) (SPA: ABN AMRO Bank) 3.230%, 03/07/2006 (a) (b)	30,995	30,995
Monongalia County, Trinity Christian School (LOC: Fifth Third Bank) 3.190%, 03/07/2006 (a)	9,060	9,060
West Virginia State Hospital Financing Authority, Pallottine Health, Series A1 (LOC: J.P. Morgan Chase Bank) 3.200%, 03/07/2006 (a)	135	135
		40,190
Wisconsin – 4.1%
Wisconsin State Health & Educational Facilities, Aurora Health Care, Series C (LOC: KBC Bank) (LOC: Bank of Nova Scotia) 3.180%, 03/07/2006 (a)	15,555	15,555
Wisconsin State Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank) 3.190%, 03/07/2006 (a)	4,900	4,900
Wisconsin State Health & Educational Facilities, Felician Services, Series A (INS: AMBAC) (SPA: J.P. Morgan Chase Bank) 3.110%, 03/07/2006 (a)	75	75
Wisconsin State Health & Educational Facilities, Froedtert & Community Health, Series C (INS: AMBAC) (SPA: Morgan Stanley Bank) 3.190%, 03/07/2006 (a)	36,800	36,800
Wisconsin State Health & Educational Facilities, Marantha Baptist (LOC: J.P. Morgan Chase Bank) 3.190%, 03/07/2006 (a)	10,800	10,800

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments February 28, 2006 (unaudited)

Tax Free Obligations Fund (concluded)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Wisconsin State Health & Educational Facilities, Marshfield, Series B (LOC: M&I Bank) 3.220%, 03/07/2006 (a)	$5,000	$5,000
Wisconsin State Health & Educational Facilities, University of Wisconsin Medical Foundation (LOC: LaSalle Bank) 3.180%, 03/07/2006 (a)	15	15
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: J.P. Morgan Chase Bank) 3.210%, 03/07/2006 (a)	3,960	3,960
Wisconsin State Health, Marshfield (LOC: Morgan Guaranty) 3.200%, 03/07/2006 (a)	8,000	8,000
		85,105
Multistate – 0.8%
Clipper Tax-Exempt Trust 3.300%, 03/07/2006 (a) (b)	17,005	17,005
Total Municipal Bonds (Cost $2,069,679)		2,069,679
Short-Term Investment – 0.0%
AIM TFIT-Tax-Free Cash Reserve Portfolio (Cost $1)	689	1
Total Investments – 99.8% (Cost $2,069,680)		2,069,680
Other Assets and Liabilities, Net – 0.2%		4,787
Total Net Assets – 100.0%		$2,074,467

(a)  Variable Rate Security – The rate shown is the rate in effect as of February 28, 2006. The date shown is the next reset date.

(b)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of February 28, 2006, the value of these investments was $239,233,000 or 11.5% of total net assets.

AMBAC – American Municipal Bond Assurance Company

FGIC – Financial Guaranty Insurance Corporation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assistance

INS – Insured

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

PLC – Public Liability Company

PSF – Permanent School Fund

SPA – Standby Purchase Agreement

Treasury Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Treasury Obligation – 1.8%
U.S. Treasury Note
2.500%, 10/31/2006 (Cost $197,629)	$200,000	$197,629
Repurchase Agreements – 98.5%
ABN AMRO
4.520%, dated 02/28/2006, matures 03/01/2006, repurchase price $2,000,251,111 (collateralized by U.S. Treasury Obligations: Total market value $2,040,000,109)	2,000,000	2,000,000
Bank of America 4.510%, dated 02/28/2006, matures 03/01/2006, repurchase price $750,093,958 (collateralized by U.S. Treasury Obligations: Total market value $765,001,162)	750,000	750,000
Bear Stearns 4.520%, dated 02/28/2006, matures 03/01/2006, repurchase price $1,500,188,333 (collateralized by U.S. Treasury Obligations: Total market value $1,530,837,656)	1,500,000	1,500,000
Citigroup 4.450%, dated 02/28/2006, matures 03/01/2006, repurchase price $250,030,903 (collateralized by U.S. Treasury Obligations: Total market value $255,000,770)	250,000	250,000
CS First Boston 4.520%, dated 02/28/2006, matures 03/01/2006, repurchase price $1,200,150,667 (collateralized by U.S. Treasury Obligations: Total market value $1,224,007,943)	1,200,000	1,200,000
Deutsche Bank 4.520%, dated 02/28/2006, matures 03/01/2006, repurchase price $1,500,188,333 (collateralized by U.S. Treasury Obligations: Total market value $1,530,000,065)	1,500,000	1,500,000
Greenwich Capital 4.520%, dated 02/28/2006, matures 03/01/2006, repurchase price $750,094,167 (collateralized by U.S. Treasury Obligations: Total market value $765,006,208)	750,000	750,000
Morgan Stanley 4.520%, dated 02/28/2006, matures 03/01/2006, repurchase price $2,000,251,111 (collateralized by U.S. Treasury Obligations: Total market value $2,040,000,136)	2,000,000	2,000,000
UBS Warburg 4.520%, dated 02/28/2006, matures 03/01/2006, repurchase price $1,066,994,950 (collateralized by U.S. Treasury Obligations: Total market value $1,088,203,715)	1,066,861	1,066,861
Total Repurchase Agreements (Cost $11,016,861)		11,016,861
Total Investments – 100.3% (Cost $11,214,490)		11,214,490
Other Assets and Liabilities, Net – (0.3)%		(34,893)
Total Net Assets – 100.0%		$11,179,597

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

U.S. Treasury Money Market Fund

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
U.S. Treasury Obligations – 100.2%
U.S. Treasury Bills (a) 2.925%, 03/02/2006	$66,707	$66,699
4.025%, 03/09/2006	88,556	88,477
4.070%, 03/16/2006	38,730	38,664
4.270%, 03/23/2006	20,000	19,948
4.167%, 03/30/2006	40,000	39,866
4.028%, 04/06/2006	50,000	49,799
4.205%, 04/13/2006	20,000	19,900
4.295%, 04/20/2006	10,000	9,940
4.325%, 04/27/2006	10,000	9,931
4.375%, 05/04/2006	15,000	14,883
4.406%, 05/11/2006	25,000	24,783
4.457%, 05/18/2006	20,000	19,807
4.376%, 05/25/2006	20,000	19,793
U.S. Treasury Note 1.500%, 03/31/2006	50,000	49,882
Total U.S. Treasury Obligations (Cost $472,372)		472,372
Money Market Fund - 0.1%
Goldman Sachs Financial Square Tax Exempt Fund (Cost $263)	263,262	263
Total Investments - 100.3% (Cost $472,635)		472,635
Other Assets and Liabilities, Net - (0.3)%		(1,112)
Total Net Assets - 100.0%		$471,523

(a)  Yield shown is the effective yield as of February 28, 2006.

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Assets and Liabilities February 28, 2006 (unaudited), in thousands, except per share data

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund
ASSETS:
Investments in securities, at amortized cost (note 2)	$1,887,011	$16,271,040	$2,069,680
Investments purchased with proceeds from securities lending (cost: $200,856, $0, $0, $0, and $0) (note 2)	200,856	—	—
Repurchase agreements, at amortized cost (note 2)	2,569,612	588,527	—
Cash	1	694	1,280
Receivable for dividends and interest	9,380	63,042	8,768
Receivable for capital shares sold	13	23,879	—
Prepaid expenses and other assets	83	156	31
Total assets	4,666,956	16,947,338	2,079,759
LIABILITIES:
Dividends payable	13,525	52,971	4,596
Payable for investment securities purchased	271,260	199,980	—
Payable upon return of securities loaned	200,856	—	—
Payable for capital shares redeemed	—	62,647	—
Payable to affiliates (note 3)	652	3,471	338
Payable for distribution and shareholder servicing fees	1,004	3,360	337
Accrued expenses and other liabilities	37	63	21
Total liabilities	487,334	322,492	5,292
Net assets	$4,179,622	$16,624,846	$2,074,467
COMPOSITION OF NET ASSETS:
Portfolio capital	$4,179,662	$16,624,678	$2,074,471
Undistributed (distributions in excess of) net investment income	(32)	173	(11)
Accumulated net realized gain (loss) on investments (note 2)	(8)	(5)	7
Net assets	$4,179,622	$16,624,846	$2,074,467
Class A:
Net assets	$164,649	$1,552,264	$144,554
Shares issued and outstanding ($0.01 par value — 5 billion authorized*)	164,581	1,552,304	144,589
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00
Class B:
Net assets	—	$8,712	—
Shares issued and outstanding ($0.01 par value — 20 billion authorized)	—	8,717	—
Net asset value, offering price, and redemption price per share	—	$1.00	—
Class C:
Net assets	—	$9,342	—
Shares issued and outstanding ($0.01 par value — 1 billion authorized)	—	9,342	—
Net asset value, offering price, and redemption price per share	—	$1.00	—
Class D:
Net assets	$994,130	$862,615	$33,430
Shares issued and outstanding ($0.01 par value — 20 billion authorized)	994,148	862,622	33,430
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00
Class I:
Net assets	—	$1,299,653	—
Shares issued and outstanding ($0.01 par value — 20 billion authorized)	—	1,299,692	—
Net asset value, offering price, and redemption price per share	—	$1.00	—
Class Y:
Net assets	$2,437,234	$5,770,372	$895,653
Shares issued and outstanding ($0.01 par value — 20 billion authorized)	2,437,339	5,770,296	895,656
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00
Class Z:
Net assets	$298,006	$4,064,890	$811,674
Shares issued and outstanding ($0.01 par value — 20 billion authorized)	298,009	4,064,903	811,688
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00
Piper Jaffray:
Net assets	$285,603	$3,056,998	$189,156
Shares issued and outstanding ($0.01 par value — 20 billion authorized)	285,671	3,056,996	189,173
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00
Reserve Class:
Net assets	—	—	—
Shares issued and outstanding ($0.01 par value — 5 billion authorized)	—	—	—
Net asset value, offering price, and redemption price per share	—	—	—

  *  20 billion shares were authorized for U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

	Treasury Obligations Fund	U.S. Treasury Money Market Fund
ASSETS:
Investments in securities, at amortized cost (note 2)	$197,629	$472,635
Investments purchased with proceeds from securities lending (cost: $200,856, $0, $0, $0, and $0) (note 2)	—	—
Repurchase agreements, at amortized cost (note 2)	11,016,861	—
Cash	1	—
Receivable for dividends and interest	3,054	331
Receivable for capital shares sold	1	—
Prepaid expenses and other assets	36	16
Total assets	11,217,582	472,982
LIABILITIES:
Dividends payable	33,067	1,323
Payable for investment securities purchased	—	—
Payable upon return of securities loaned	—	—
Payable for capital shares redeemed	2	—
Payable to affiliates (note 3)	1,799	6
Payable for distribution and shareholder servicing fees	3,090	115
Accrued expenses and other liabilities	27	15
Total liabilities	37,985	1,459
Net assets	$11,179,597	$471,523
COMPOSITION OF NET ASSETS:
Portfolio capital	$11,179,741	$471,534
Undistributed (distributions in excess of) net investment income	(5)	—
Accumulated net realized gain (loss) on investments (note 2)	(139)	(11)
Net assets	$11,179,597	$471,523
Class A:
Net assets	$1,218,826	$6,518
Shares issued and outstanding ($0.01 par value — 5 billion authorized*)	1,218,810	6,518
Net asset value, offering price, and redemption price per share	$1.00	$1.00
Class B:
Net assets	—	—
Shares issued and outstanding ($0.01 par value — 20 billion authorized)	—	—
Net asset value, offering price, and redemption price per share	—	—
Class C:
Net assets	—	—
Shares issued and outstanding ($0.01 par value — 1 billion authorized)	—	—
Net asset value, offering price, and redemption price per share	—	—
Class D:
Net assets	$4,751,614	$200,592
Shares issued and outstanding ($0.01 par value — 20 billion authorized)	4,751,700	200,591
Net asset value, offering price, and redemption price per share	$1.00	$1.00
Class I:
Net assets	—	—
Shares issued and outstanding ($0.01 par value — 20 billion authorized)	—	—
Net asset value, offering price, and redemption price per share	—	—
Class Y:
Net assets	$3,246,295	$264,094
Shares issued and outstanding ($0.01 par value — 20 billion authorized)	3,246,345	264,106
Net asset value, offering price, and redemption price per share	$1.00	$1.00
Class Z:
Net assets	$891,443	$319
Shares issued and outstanding ($0.01 par value — 20 billion authorized)	891,449	319
Net asset value, offering price, and redemption price per share	$1.00	$1.00
Piper Jaffray:
Net assets	$30,177	—
Shares issued and outstanding ($0.01 par value — 20 billion authorized)	30,177	—
Net asset value, offering price, and redemption price per share	$1.00	—
Reserve Class:
Net assets	$1,041,242	—
Shares issued and outstanding ($0.01 par value — 5 billion authorized)	1,041,272	—
Net asset value, offering price, and redemption price per share	$1.00	—

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Operations For the six-month period ended February 28, 2006 (unaudited), in thousands

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$94,586	$339,303	$30,131	$214,832	$8,173
Securities lending income	53	—	—	19	—
Total investment income	94,639	339,303	30,131	214,851	8,173
EXPENSES (note 3):
Investment advisory fees	2,313	8,198	1,039	5,355	216
Administration fees and expenses	1,783	6,363	806	4,124	169
Transfer agent fees and expenses	1,464	6,776	719	3,048	118
Custodian fees	116	410	52	268	12
Registration fees	49	66	51	41	45
Professional fees	43	57	25	53	27
Postage and printing fees	41	132	17	70	6
Directors' fees	37	100	19	61	10
Other expenses	70	136	34	111	31
Distribution and shareholder servicing fees – Class A	538	4,064	395	2,907	16
Distribution and shareholder servicing fees – Class B	—	49	—	—	—
Distribution and shareholder servicing fees – Class C	—	54	—	—	—
Distribution and shareholder servicing fees – Class D	2,701	1,789	56	9,213	420
Distribution and shareholder servicing fees – Piper Jaffray Class	715	7,394	480	84	—
Distribution and shareholder servicing fees – Reserve Class	—	—	—	3,942	—
Shareholder servicing fees – Class I	—	1,690	—	—	—
Shareholder servicing fees – Class Y	2,941	6,654	1,149	3,670	271
Total expenses	12,811	43,932	4,842	32,947	1,341
Less: Fee waivers (note 3)	(1,084)	(1,587)	(558)	(2,187)	(202)
Less: Indirect payments from the custodian	(1)	(6)	(1)	— (1)	—	(1)
Total net expenses	11,726	42,339	4,283	30,760	1,139
Investment income – net	82,913	296,964	25,848	184,091	7,034
Net realized gain (loss) on investments	—	(5)	7	(57)	1
Net increase in net assets resulting from operations	$82,913	$296,959	$25,855	$184,034	$7,035

(1) Due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

(This page has been left blank intentionally.)

Statements of Changes in Net Assets in thousands

	Government Obligations Fund			Prime Obligations Fund
	Six-Month Period Ended 2/28/06 (unaudited)	Eleven-Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04	Six-Month Period Ended 2/28/06 (unaudited)	Eleven-Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04
OPERATIONS:
Investment income – net	$82,913	$79,225	$21,738	$296,964	$307,271	$121,223
Net realized gain (loss) on investments	—	(8)	19	(5)	—	51
Net increase in net assets resulting from operations	82,913	79,217	21,757	296,959	307,271	121,274
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(3,619)	(2,819)	(667)	(27,258)	(20,956)	(5,968)
Class B	—	—	—	(141)	(155)	(10)
Class C	—	—	—	(155)	(172)	(13)
Class D	(23,412)	(19,442)	(4,810)	(15,792)	(12,427)	(4,713)
Class I	—	—	—	(31,183)	(34,090)	(15,694)
Class Y	(42,936)	(42,136)	(12,630)	(97,625)	(101,007)	(44,841)
Class Z	(8,262)	(9,895)	(2,117)	(76,567)	(87,606)	(35,276)
Piper Jaffray Class	(4,685)	(4,933)	(1,514)	(48,243)	(50,858)	(14,707)
Reserve Class	—	—	—	—	—	—
Net realized gain on investments:
Class A	—	(1)	—	—	(4)	(2)
Class D	—	(3)	—	—	(2)	—
Class I	—	—	—	—	(4)	—
Class Y	—	(5)	—	—	(16)	(3)
Class Z	—	(2)	—	—	(15)	(1)
Piper Jaffray Class	—	(1)	—	—	(10)	—
Total distributions	(82,914)	(79,237)	(21,738)	(296,964)	(307,322)	(121,228)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	3,602,737	1,713,823	624,638	4,013,583	5,989,710	5,207,624
Reinvestment of distributions	692	668	285	12,384	11,208	4,044
Payments for redemptions	(3,592,632)	(1,705,401)	(631,572)	(3,617,211)	(6,153,575)	(5,409,696)
Increase (decrease) in net assets from Class A transactions	10,797	9,090	(6,649)	408,756	(152,657)	(198,028)
Class B:
Proceeds from sales	—	—	—	3,367	10,047	13,329
Reinvestment of distributions	—	—	—	125	127	5
Payments for redemptions	—	—	—	(5,384)	(14,945)	(6,039)
Increase (decrease) in net assets from Class B transactions	—	—	—	(1,892)	(4,771)	7,295
Class C:
Proceeds from sales	—	—	—	6,400	23,753	22,153
Reinvestment of distributions	—	—	—	114	113	5
Payments for redemptions	—	—	—	(9,723)	(30,664)	(9,546)
Increase (decrease) in net assets from Class C transactions	—	—	—	(3,209)	(6,798)	12,612
Class D:
Proceeds from sales	2,930,286	4,874,399	3,121,709	15,434,409	9,562,303	6,374,861
Reinvestment of distributions	10	14	4	43	82	46
Payments for redemptions	(3,686,060)	(3,958,625)	(3,190,547)	(15,258,616)	(9,588,331)	(6,294,647)
Increase (decrease) in net assets from Class D transactions	(755,764)	915,788	(68,834)	175,836	(25,946)	80,260
Class I:
Proceeds from sales	—	—	—	4,947,568	11,053,677	9,002,857
Reinvestment of distributions	—	—	—	715	942	1,055
Payments for redemptions	—	—	—	(5,627,948)	(10,722,753)	(8,988,148)
Increase (decrease) in net assets from Class I transactions	—	—	—	(679,665)	331,866	15,764

  (1)  Commencement of operations.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

	Tax Free Obligations Fund			Treasury Obligations Fund			U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/06 (unaudited)	Eleven-Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04	Six-Month Period Ended 2/28/06 (unaudited)	Eleven-Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04	Six-Month Period Ended 2/28/06 (unaudited)	10/25/04 (1) to 8/31/05
OPERATIONS:
Investment income – net	$25,848	$28,965	$8,667	$184,091	$172,673	$57,912	$7,034	$5,062
Net realized gain (loss) on investments	7	1	52	(57)	(20)	—	1	(12)
Net increase in net assets resulting from operations	25,855	28,966	8,719	184,034	172,653	57,912	7,035	5,050
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,693)	(1,762)	(538)	(18,978)	(18,944)	(4,766)	(99)	(67)
Class B	—	—	—	—	—	—	—	—
Class C	—	—	—	—	—	—	—	—
Class D	(326)	(253)	(97)	(78,485)	(83,398)	(28,158)	(3,327)	(539)
Class I	—	—	—	—	—	—	—	—
Class Y	(11,235)	(12,880)	(5,755)	(52,254)	(55,856)	(23,682)	(3,601)	(4,445)
Class Z	(10,582)	(11,502)	(1,391)	(17,712)	(13,836)	(981)	(7)	(11)
Piper Jaffray Class	(2,013)	(2,569)	(886)	(539)	(565)	(325)	—	—
Reserve Class	—	—	—	(16,123)	(74)	—	—	—
Net realized gain on investments:
Class A	—	(7)	(6)	—	—	—	—	—
Class D	—	(1)	(1)	—	—	—	—	—
Class I	—	—	—	—	—	—	—	—
Class Y	—	(34)	(48)	—	—	—	—	—
Class Z	—	(22)	—	—	—	—	—	—
Piper Jaffray Class	—	(8)	(18)	—	—	—	—	—
Total distributions	(25,849)	(29,038)	(8,740)	(184,091)	(172,673)	(57,912)	(7,034)	(5,062)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	224,611	428,980	418,277	1,894,074	22,115,413	3,731,445	66,434	49,406
Reinvestment of distributions	989	1,048	296	288	255	115	1	—
Payments for redemptions	(209,291)	(461,307)	(475,924)	(1,850,280)	(22,138,241)	(4,157,309)	(65,146)	(44,177)
Increase (decrease) in net assets from Class A transactions	16,309	(31,279)	(57,351)	44,082	(22,573)	(425,749)	1,289	5,229
Class B:
Proceeds from sales	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Payments for redemptions	—	—	—	—	—	—	—	—
Increase (decrease) in net assets from Class B transactions	—	—	—	—	—	—	—	—
Class C:
Proceeds from sales	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Payments for redemptions	—	—	—	—	—	—	—	—
Increase (decrease) in net assets from Class C transactions	—	—	—	—	—	—	—	—
Class D:
Proceeds from sales	57,558	86,964	173,329	8,121,342	64,599,851	25,492,341	358,246	747,296
Reinvestment of distributions	—	—	—	3	10	1	—	—
Payments for redemptions	(39,821)	(85,405)	(178,537)	(8,148,765)	(64,718,980)	(26,314,282)	(788,085)	(116,866)
Increase (decrease) in net assets from Class D transactions	17,737	1,559	(5,208)	(27,420)	(119,119)	(821,940)	(429,839)	630,430
Class I:
Proceeds from sales	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Payments for redemptions	—	—	—	—	—	—	—	—
Increase (decrease) in net assets from Class I transactions	—	—	—	—	—	—	—	—

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Changes in Net Assets in thousands (continued)

	Government Obligations Fund			Prime Obligations Fund
	Six-Month Period Ended 2/28/06 (unaudited)	Eleven-Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04	Six-Month Period Ended 2/28/06 (unaudited)	Eleven-Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04
Class Y:
Proceeds from sales	$9,166,047	$22,624,167	$16,379,683	$21,952,001	$42,560,109	$68,772,198
Reinvestment of distributions	10,721	10,355	4,330	30,458	32,520	17,792
Payments for redemptions	(9,197,850)	(21,878,418)	(16,232,248)	(21,155,762)	(42,958,365)	(70,311,174)
Increase (decrease) in net assets from Class Y transactions	(21,082)	756,104	151,765	826,697	(365,736)	(1,521,184)
Class Z:
Proceeds from sales	1,240,734	2,268,232	885,277	62,484,881	111,215,880	42,070,958
Reinvestment of distributions	—	—	—	7,085	6,074	2,503
Payments for redemptions	(1,361,895)	(2,274,003)	(460,335)	(62,221,495)	(110,805,063)	(41,924,285)
Increase (decrease) in net assets from Class Z transactions	(121,161)	(5,771)	424,942	270,471	416,891	149,176
Piper Jaffray Class:
Proceeds from sales	143,774	247,453	401,555	1,351,022	2,087,317	3,069,685
Reinvestment of distributions	4,526	4,494	1,272	46,039	46,536	12,410
Payments for redemptions	(148,943)	(262,131)	(482,733)	(1,211,869)	(2,364,078)	(3,239,104)
Increase (decrease) in net assets from Piper Jaffray transactions	(643)	(10,184)	(79,906)	185,192	(230,225)	(157,009)
Reserve Class (2):
Proceeds from sales	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	—	—	—	—
Fund merger (note 5)	—	—	—	—	—	—
Increase in net assets from Reserve Class transactions	—	—	—	—	—	—
Increase (decrease) in net assets from capital share transactions	(887,853)	1,665,027	421,318	1,182,186	(37,376)	(1,611,114)
Total increase (decrease) in net assets	(887,854)	1,665,007	421,337	1,182,181	(37,427)	(1,611,068)
Net assets at beginning of period	5,067,476	3,402,469	2,981,132	15,442,665	15,480,092	17,091,160
Net assets at end of period	$4,179,622	$5,067,476	$3,402,469	$16,624,846	$15,442,665	$15,480,092
Undistributed (distributions in excess of) net investment income	$(32)	$(31)	$(27)	$173	$173	$173

  (1)  Commencement of operations.

  (2)  Share class commenced operations on August 31, 2005.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

	Tax Free Obligations Fund			Treasury Obligations Fund			U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/06 (unaudited)	Eleven-Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04	Six-Month Period Ended 2/28/06 (unaudited)	Eleven-Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04	Six-Month Period Ended 2/28/06 (unaudited)	10/25/04 (1) to 8/31/05
Class Y:
Proceeds from sales	$1,413,938	$2,335,792	$1,948,928	$21,899,063	$26,383,632	$21,043,156	$769,434	$1,063,571
Reinvestment of distributions	1,924	1,637	810	10,144	10,317	4,417	—	—
Payments for redemptions	(1,395,626)	(2,230,250)	(2,062,138)	(21,841,538)	(26,053,557)	(21,779,713)	(707,027)	(861,872)
Increase (decrease) in net assets from Class Y transactions	20,236	107,179	(112,400)	67,669	340,392	(732,140)	62,407	201,699
Class Z:
Proceeds from sales	3,180,469	8,052,571	1,033,492	6,306,513	7,984,060	683,068	15,755	149,662
Reinvestment of distributions	2,589	886	173	3,731	152	30	—	—
Payments for redemptions	(2,977,989)	(7,931,967)	(548,536)	(6,065,278)	(7,504,076)	(516,751)	(15,437)	(149,661)
Increase (decrease) in net assets from Class Z transactions	205,069	121,490	485,129	244,966	480,136	166,347	318	1
Piper Jaffray Class:
Proceeds from sales	129,104	228,367	278,202	36,337	106,685	172,841	—	—
Reinvestment of distributions	1,940	2,417	764	518	517	141	—	—
Payments for redemptions	(135,259)	(245,880)	(325,845)	(41,227)	(104,278)	(351,106)	—	—
Increase (decrease) in net assets from Piper Jaffray transactions	(4,215)	(15,096)	(46,879)	(4,372)	2,924	(178,124)	—	—
Reserve Class (2):
Proceeds from sales	—	—	—	1,153,037	161	—	—	—
Reinvestment of distributions	—	—	—	10,604	—	—	—	—
Payments for redemptions	—	—	—	(1,155,859)	(71,516)	—	—	—
Fund merger (note 5)	—	—	—	—	1,104,823	—	—	—
Increase in net assets from Reserve Class transactions	—	—	—	7,782	1,033,468	—	—	—
Increase (decrease) in net assets from capital share transactions	255,136	183,853	263,291	332,707	1,715,228	(1,991,606)	(365,825)	837,359
Total increase (decrease) in net assets	255,142	183,781	263,270	332,650	1,715,208	(1,991,606)	(365,824)	837,347
Net assets at beginning of period	1,819,325	1,635,544	1,372,274	10,846,947	9,131,739	11,123,345	837,347	—
Net assets at end of period	$2,074,467	$1,819,325	$1,635,544	$11,179,597	$10,846,947	$9,131,739	$471,523	$837,347
Undistributed (distributions in excess of) net investment income	$(11)	$(10)	$9	$(5)	$(5)	$(5)	$—	$—

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the indicated period

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (8)
Government Obligations Fund
Class A
2006	(1)	$1.00	$0.017	$(0.017)	$1.00	1.67%
2005	(2)	1.00	0.017	(0.017)	1.00	1.73
2004	(3)(4)	1.00	0.004	(0.004)	1.00	0.45
2003	(3)	1.00	0.006	(0.006)	1.00	0.52
2002	(3)	1.00	0.014	(0.014)	1.00	1.41
2001	(5)	1.00	0.001	(0.001)	1.00	0.05
Class D
2006	(1)	$1.00	$0.017	$(0.017)	$1.00	1.74%
2005	(2)	1.00	0.019	(0.019)	1.00	1.87
2004	(3)	1.00	0.006	(0.006)	1.00	0.60
2003	(3)	1.00	0.008	(0.008)	1.00	0.78
2002	(3)	1.00	0.015	(0.015)	1.00	1.56
2001	(3)	1.00	0.046	(0.046)	1.00	4.68
Class Y
2006	(1)	$1.00	$0.018	$(0.018)	$1.00	1.82%
2005	(2)	1.00	0.020	(0.020)	1.00	2.01
2004	(3)	1.00	0.007	(0.007)	1.00	0.75
2003	(3)	1.00	0.009	(0.009)	1.00	0.93
2002	(3)	1.00	0.017	(0.017)	1.00	1.71
2001	(3)	1.00	0.047	(0.047)	1.00	4.84
Class Z
2006	(1)	$1.00	$0.019	$(0.019)	$1.00	1.94%
2005	(2)	1.00	0.022	(0.022)	1.00	2.25
2004	(6)	1.00	0.008	(0.008)	1.00	0.84
Piper Jaffray Class
2006	(1)	$1.00	$0.016	$(0.016)	$1.00	1.64%
2005	(2)	1.00	0.017	(0.017)	1.00	1.70
2004	(3)(7)	1.00	0.004	(0.004)	1.00	0.43
2003	(3)	1.00	0.006	(0.006)	1.00	0.65
2002	(3)	1.00	0.014	(0.014)	1.00	1.41
2001	(3)	1.00	0.044	(0.044)	1.00	4.53

  (1)  For the six-month period ended February 28, 2006 (unaudited). All ratios for the period have been annualized, except total return.

  (2)  For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

  (3)  For the period October 1 to September 30 in the year indicated.

  (4)  On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

  (5)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return.

  (6)  For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

  (7)  On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray Class shares.

  (8)  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2006	(1)	$164,649	0.75%	3.36%	0.79%	3.32%
2005	(2)	153,852	0.75	1.88	0.80	1.83
2004	(3)(4)	144,764	0.75	0.45	0.80	0.40
2003	(3)	60,206	0.75	0.67	0.81	0.61
2002	(3)	101,513	0.75	1.42	0.81	1.36
2001	(5)	96,036	0.70	2.66	0.80	2.56
Class D
2006	(1)	$994,130	0.60%	3.47%	0.64%	3.43%
2005	(2)	1,749,894	0.60	2.07	0.65	2.02
2004	(3)	834,112	0.60	0.60	0.65	0.55
2003	(3)	902,940	0.60	0.73	0.65	0.68
2002	(3)	428,307	0.60	1.57	0.66	1.51
2001	(3)	609,315	0.60	4.51	0.66	4.45
Class Y
2006	(1)	$2,437,234	0.45%	3.65%	0.49%	3.61%
2005	(2)	2,458,316	0.45	2.22	0.50	2.17
2004	(3)	1,702,220	0.45	0.75	0.50	0.70
2003	(3)	1,550,445	0.45	0.93	0.51	0.87
2002	(3)	1,562,880	0.45	1.68	0.51	1.62
2001	(3)	1,041,700	0.45	4.75	0.51	4.69
Class Z
2006	(1)	$298,006	0.20%	3.88%	0.24%	3.84%
2005	(2)	419,167	0.20	2.37	0.25	2.32
2004	(6)	424,941	0.20	1.12	0.25	1.07
Piper Jaffray Class
2006	(1)	$285,603	0.81%	3.28%	0.89%	3.20%
2005	(2)	286,247	0.78	1.83	0.90	1.71
2004	(3)(7)	296,432	0.76	0.42	0.88	0.30
2003	(3)	467,541	0.73	0.65	0.78	0.60
2002	(3)	528,343	0.75	1.39	0.81	1.33
2001	(3)	490,164	0.75	4.41	0.81	4.35

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the indicated period

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (8)
Prime Obligations Fund
Class A
2006	(1)	$1.00	$0.017	$(0.017)	$1.00	1.68%
2005	(2)	1.00	0.017	(0.017)	1.00	1.75
2004	(3)(4)	1.00	0.005	(0.005)	1.00	0.48
2003	(3)	1.00	0.007	(0.007)	1.00	0.67
2002	(3)	1.00	0.014	(0.014)	1.00	1.46
2001	(5)	1.00	—	—	1.00	0.04
Class B
2006	(1)	$1.00	$0.014	$(0.014)	$1.00	1.45%
2005	(2)	1.00	0.013	(0.013)	1.00	1.33
2004	(3)	1.00	0.001	(0.001)	1.00	0.11
2003	(3)	1.00	0.001	(0.001)	1.00	0.04
2002	(3)	1.00	0.007	(0.007)	1.00	0.75
2001	(3)	1.00	0.038	(0.038)	1.00	3.92
Class C
2006	(1)	$1.00	$0.014	$(0.014)	$1.00	1.45%
2005	(2)	1.00	0.013	(0.013)	1.00	1.33
2004	(3)	1.00	0.001	(0.001)	1.00	0.11
2003	(3)	1.00	0.001	(0.001)	1.00	0.14
2002	(3)	1.00	0.007	(0.007)	1.00	0.75
2001	(3)	1.00	0.038	(0.038)	1.00	3.90
Class D
2006	(1)	$1.00	$0.017	$(0.017)	$1.00	1.75%
2005	(2)	1.00	0.019	(0.019)	1.00	1.89
2004	(3)	1.00	0.006	(0.006)	1.00	0.63
2003	(3)	1.00	0.008	(0.008)	1.00	0.82
2002	(3)	1.00	0.016	(0.016)	1.00	1.61
2001	(3)	1.00	0.047	(0.047)	1.00	4.81
Class I
2006	(1)	$1.00	$0.019	$(0.019)	$1.00	1.87%
2005	(2)	1.00	0.021	(0.021)	1.00	2.10
2004	(3)	1.00	0.009	(0.009)	1.00	0.86
2003	(3)	1.00	0.010	(0.010)	1.00	1.05
2002	(3)	1.00	0.018	(0.018)	1.00	1.84
2001	(5)	1.00	0.001	(0.001)	1.00	0.06
Class Y
2006	(1)	$1.00	$0.018	$(0.018)	$1.00	1.83%
2005	(2)	1.00	0.020	(0.020)	1.00	2.03
2004	(3)	1.00	0.008	(0.008)	1.00	0.78
2003	(3)	1.00	0.010	(0.010)	1.00	0.97
2002	(3)	1.00	0.017	(0.017)	1.00	1.76
2001	(3)	1.00	0.048	(0.048)	1.00	4.96
Class Z
2006	(1)	$1.00	$0.020	$(0.020)	$1.00	1.97%
2005	(2)	1.00	0.023	(0.023)	1.00	2.29
2004	(3)	1.00	0.011	(0.011)	1.00	1.06
2003	(6)	1.00	0.002	(0.002)	1.00	0.16
Piper Jaffray Class
2006	(1)	$1.00	$0.016	$(0.016)	$1.00	1.63%
2005	(2)	1.00	0.017	(0.017)	1.00	1.68
2004	(3)(7)	1.00	0.004	(0.004)	1.00	0.42
2003	(3)	1.00	0.006	(0.006)	1.00	0.63
2002	(3)	1.00	0.014	(0.014)	1.00	1.43
2001	(3)	1.00	0.045	(0.045)	1.00	4.61

  (1)  For the six-month period ended February 28, 2006 (unaudited). All ratios for the period have been annualized, except total return.

  (2)  For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

  (3)  For the period October 1 to September 30 in the year indicated.

  (4)  On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

  (5)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return.

  (6)  For the period from August 1, 2003, when the class of shares was first offered, to September 30, 2003. All ratios for the period have been annualized, except total return.

  (7)  On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray Class shares.

  (8)  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Prime Obligations Fund
Class A
2006	(1)	$1,552,264	0.78%	3.35%	0.79%	3.34%
2005	(2)	1,143,508	0.78	1.86	0.80	1.84
2004	(3)(4)	1,296,169	0.78	0.50	0.80	0.48
2003	(3)	120,863	0.78	0.59	0.80	0.57
2002	(3)	34,147	0.78	1.31	0.81	1.28
2001	(5)	—	—	—	—	—
Class B
2006	(1)	$8,712	1.23%	2.88%	1.24%	2.87%
2005	(2)	10,605	1.23	1.38	1.25	1.36
2004	(3)	15,376	1.14	0.15	1.16	0.13
2003	(3)	8,079	1.36	0.10	1.38	0.08
2002	(3)	10,350	1.48	0.73	1.51	0.70
2001	(3)	7,393	1.48	3.74	1.51	3.71
Class C
2006	(1)	$9,342	1.23%	2.87%	1.24%	2.86%
2005	(2)	12,551	1.23	1.39	1.25	1.37
2004	(3)	19,349	1.15	0.17	1.17	0.15
2003	(3)	6,736	1.33	0.07	1.35	0.05
2002	(3)	2,958	1.48	0.71	1.51	0.68
2001	(3)	2,163	1.49	3.66	1.51	3.64
Class D
2006	(1)	$862,615	0.63%	3.52%	0.64%	3.51%
2005	(2)	686,779	0.63	2.04	0.65	2.02
2004	(3)	712,727	0.63	0.62	0.65	0.60
2003	(3)	632,464	0.63	0.80	0.65	0.78
2002	(3)	623,431	0.63	1.61	0.66	1.58
2001	(3)	738,871	0.63	4.55	0.65	4.53
Class I
2006	(1)	$1,299,653	0.40%	3.68%	0.44%	3.64%
2005	(2)	1,979,318	0.40	2.29	0.45	2.24
2004	(3)	1,647,456	0.40	0.87	0.45	0.82
2003	(3)	1,631,687	0.40	1.07	0.42	1.05
2002	(3)	2,578,732	0.40	1.85	0.43	1.82
2001	(5)	2,932,264	0.48	3.00	0.54	2.94
Class Y
2006	(1)	$5,770,372	0.48%	3.67%	0.49%	3.66%
2005	(2)	4,943,677	0.48	2.18	0.50	2.16
2004	(3)	5,309,431	0.48	0.76	0.50	0.74
2003	(3)	6,830,595	0.48	0.98	0.50	0.96
2002	(3)	8,666,782	0.48	1.73	0.51	1.70
2001	(3)	7,577,143	0.48	4.78	0.50	4.76
Class Z
2006	(1)	$4,064,890	0.20%	3.95%	0.24%	3.91%
2005	(2)	3,794,421	0.20	2.44	0.25	2.39
2004	(3)	3,377,543	0.20	1.09	0.25	1.04
2003	(6)	3,228,365	0.20	0.97	0.22	0.95
Piper Jaffray Class
2006	(1)	$3,056,998	0.88%	3.26%	0.89%	3.25%
2005	(2)	2,871,806	0.85	1.80	0.90	1.75
2004	(3)(7)	3,102,041	0.84	0.41	0.88	0.37
2003	(3)	4,632,371	0.81	0.64	0.83	0.62
2002	(3)	5,728,745	0.81	1.42	0.84	1.39
2001	(3)	5,784,153	0.83	4.46	0.85	4.44

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the indicated period

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (8)
Tax Free Obligations Fund
Class A
2006	(1)	$1.00	$0.011	$(0.011)	$1.00	1.06%
2005	(2)	1.00	0.012	(0.012)	1.00	1.22
2004	(3)(4)	1.00	0.003	(0.003)	1.00	0.35
2003	(3)	1.00	0.005	(0.005)	1.00	0.45
2002	(3)	1.00	0.008	(0.008)	1.00	0.85
2001	(5)	1.00	—	—	1.00	0.02
Class D
2006	(1)	$1.00	$0.011	$(0.011)	$1.00	1.14%
2005	(2)	1.00	0.013	(0.013)	1.00	1.36
2004	(3)	1.00	0.005	(0.005)	1.00	0.50
2003	(3)	1.00	0.006	(0.006)	1.00	0.60
2002	(3)	1.00	0.010	(0.010)	1.00	1.01
2001	(3)	1.00	0.028	(0.028)	1.00	2.86
Class Y
2006	(1)	$1.00	$0.012	$(0.012)	$1.00	1.21%
2005	(2)	1.00	0.015	(0.015)	1.00	1.50
2004	(3)	1.00	0.006	(0.006)	1.00	0.65
2003	(3)	1.00	0.008	(0.008)	1.00	0.76
2002	(3)	1.00	0.011	(0.011)	1.00	1.16
2001	(3)	1.00	0.029	(0.029)	1.00	3.02
Class Z
2006	(1)	$1.00	$0.013	$(0.013)	$1.00	1.34%
2005	(2)	1.00	0.017	(0.017)	1.00	1.73
2004	(6)	1.00	0.007	(0.007)	1.00	0.75
Piper Jaffray Class
2006	(1)	$1.00	$0.010	$(0.010)	$1.00	1.04%
2005	(2)	1.00	0.012	(0.012)	1.00	1.21
2004	(3)(7)	1.00	0.004	(0.004)	1.00	0.36
2003	(3)	1.00	0.005	(0.005)	1.00	0.48
2002	(3)	1.00	0.008	(0.008)	1.00	0.85
2001	(3)	1.00	0.027	(0.027)	1.00	2.72

  (1)  For the six-month period ended February 28, 2006 (unaudited). All ratios for the period have been annualized, except total return.

  (2)  For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

  (3)  For the period October 1 to September 30 in the year indicated.

  (4)  On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

  (5)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return.

  (6)  For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

  (7)  On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray Class shares.

  (8)  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Tax Free Obligations Fund
Class A
2006	(1)	$144,554	0.75%	2.14%	0.80%	2.09%
2005	(2)	128,245	0.75	1.27	0.80	1.22
2004	(3)(4)	159,531	0.75	0.34	0.80	0.29
2003	(3)	123,272	0.75	0.48	0.81	0.42
2002	(3)	206,647	0.75	0.88	0.81	0.82
2001	(5)	402,813	0.70	1.67	0.76	1.61
Class D
2006	(1)	$33,430	0.60%	2.32%	0.65%	2.27%
2005	(2)	15,693	0.60	1.49	0.65	1.44
2004	(3)	14,134	0.60	0.48	0.65	0.43
2003	(3)	19,343	0.60	0.59	0.65	0.54
2002	(3)	20,952	0.60	1.03	0.66	0.97
2001	(3)	32,615	0.60	2.84	0.66	2.78
Class Y
2006	(1)	$895,653	0.45%	2.44%	0.50%	2.39%
2005	(2)	875,414	0.45	1.62	0.50	1.57
2004	(3)	768,269	0.45	0.63	0.50	0.58
2003	(3)	880,685	0.45	0.72	0.50	0.67
2002	(3)	584,132	0.45	1.14	0.51	1.08
2001	(3)	443,276	0.45	2.93	0.51	2.87
Class Z
2006	(1)	$811,674	0.20%	2.71%	0.25%	2.66%
2005	(2)	606,603	0.20	1.87	0.25	1.82
2004	(6)	485,135	0.20	0.96	0.25	0.91
Piper Jaffray Class
2006	(1)	$189,156	0.79%	2.10%	0.90%	1.99%
2005	(2)	193,370	0.76	1.29	0.91	1.14
2004	(3)(7)	208,475	0.75	0.34	0.88	0.21
2003	(3)	348,974	0.72	0.48	0.77	0.43
2002	(3)	406,204	0.75	0.85	0.81	0.79
2001	(3)	497,631	0.74	2.63	0.80	2.57

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the indicated period

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (9)
Treasury Obligations Fund
Class A
2006	(1)	$1.00	$0.016	$(0.016)	$1.00	1.63%
2005	(2)	1.00	0.016	(0.016)	1.00	1.65
2004	(3)(4)	1.00	0.004	(0.004)	1.00	0.39
2003	(3)	1.00	0.006	(0.006)	1.00	0.56
2002	(3)	1.00	0.013	(0.013)	1.00	1.34
2001	(5)	1.00	0.001	(0.001)	1.00	0.05
Class D
2006	(1)	$1.00	$0.017	$(0.017)	$1.00	1.70%
2005	(2)	1.00	0.018	(0.018)	1.00	1.79
2004	(3)	1.00	0.005	(0.005)	1.00	0.54
2003	(3)	1.00	0.007	(0.007)	1.00	0.71
2002	(3)	1.00	0.015	(0.015)	1.00	1.49
2001	(3)	1.00	0.045	(0.045)	1.00	4.54
Class Y
2006	(1)	$1.00	$0.018	$(0.018)	$1.00	1.78%
2005	(2)	1.00	0.019	(0.019)	1.00	1.93
2004	(3)	1.00	0.007	(0.007)	1.00	0.69
2003	(3)	1.00	0.009	(0.009)	1.00	0.86
2002	(3)	1.00	0.016	(0.016)	1.00	1.64
2001	(3)	1.00	0.046	(0.046)	1.00	4.70
Class Z
2006	(1)	$1.00	$0.019	$(0.019)	$1.00	1.90%
2005	(2)	1.00	0.021	(0.021)	1.00	2.16
2004	(6)	1.00	0.008	(0.008)	1.00	0.80
Piper Jaffray Class
2006	(1)	$1.00	$0.016	$(0.016)	$1.00	1.61%
2005	(2)	1.00	0.016	(0.016)	1.00	1.64
2004	(3)(7)	1.00	0.005	(0.005)	1.00	0.46
2003	(3)	1.00	0.006	(0.006)	1.00	0.61
2002	(3)	1.00	0.013	(0.013)	1.00	1.34
2001	(3)	1.00	0.043	(0.043)	1.00	4.44
Reserve Class
2006	(1)	$1.00	$0.015	$(0.015)	$1.00	1.53%
2005	(8)	1.00	—	—	1.00	0.01

  (1)  For the six-month period ended February 28, 2006 (unaudited). All ratios for the period have been annualized, except total return.

  (2)  For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

  (3)  For the period October 1 to September 30 in the year indicated.

  (4)  On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

  (5)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return.

  (6)  For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

  (7)  On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray Class shares.

  (8)  Reserve Class shares have been offered since August 31, 2005. All ratios for the period have been annualized, except total return.

  (9)  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2006	(1)	$1,218,826	0.75%	3.26%	0.79%	3.22%
2005	(2)	1,174,750	0.75	1.77	0.80	1.72
2004	(3)(4)	1,197,325	0.75	0.39	0.80	0.34
2003	(3)	1,354,195	0.75	0.57	0.80	0.52
2002	(3)	1,648,326	0.75	1.34	0.81	1.28
2001	(5)	2,035,433	0.70	2.46	0.82	2.34
Class D
2006	(1)	$4,751,614	0.60%	3.41%	0.64%	3.37%
2005	(2)	4,779,060	0.60	1.93	0.65	1.88
2004	(3)	4,898,189	0.60	0.53	0.65	0.48
2003	(3)	5,720,129	0.60	0.68	0.65	0.63
2002	(3)	5,155,284	0.60	1.48	0.66	1.42
2001	(3)	3,996,702	0.60	4.40	0.66	4.34
Class Y
2006	(1)	$3,246,295	0.45%	3.56%	0.49%	3.52%
2005	(2)	3,178,640	0.45	2.10	0.50	2.05
2004	(3)	2,838,253	0.45	0.68	0.50	0.63
2003	(3)	3,570,394	0.45	0.85	0.51	0.79
2002	(3)	2,996,616	0.45	1.62	0.51	1.56
2001	(3)	2,929,764	0.45	4.48	0.51	4.42
Class Z
2006	(1)	$891,443	0.20%	3.81%	0.24%	3.77%
2005	(2)	646,481	0.20	2.45	0.25	2.40
2004	(6)	166,347	0.20	0.99	0.25	0.94
Piper Jaffray Class
2006	(1)	$30,177	0.79%	3.20%	0.89%	3.10%
2005	(2)	34,549	0.76	1.75	0.90	1.61
2004	(3)(7)	31,625	0.75	0.35	0.81	0.29
2003	(3)	478,627	0.70	0.55	0.75	0.50
2002	(3)	230,541	0.75	1.29	0.81	1.23
2001	(3)	132,245	0.70	4.00	0.76	3.94
Reserve Class
2006	(1)	$1,041,242	0.94%	3.07%	0.99%	3.02%
2005	(8)	1,033,467	0.94	2.60	1.00	2.54

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the indicated period

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (3)
U.S. Treasury Money Market Fund
Class A
2006	(1)	$1.00	$0.015	$(0.015)	$1.00	1.50%
2005	(2)	1.00	0.015	(0.015)	1.00	1.49
Class D
2006	(1)	$1.00	$0.016	$(0.016)	$1.00	1.57%
2005	(2)	1.00	0.016	(0.016)	1.00	1.63
Class Y
2006	(1)	$1.00	$0.016	$(0.016)	$1.00	1.65%
2005	(2)	1.00	0.017	(0.017)	1.00	1.75
Class Z
2006	(1)	$1.00	$0.018	$(0.018)	$1.00	1.80%
2005	(2)	1.00	0.020	(0.020)	1.00	2.00

  (1)  For the six-month period ended February 28, 2006 (unaudited). All ratios for the period have been annualized, except total return.

  (2)  For the period October 25, 2004, when the class of shares was offered, to August 31, 2005. All ratios for the period have been annualized, except total return.

  (3)  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2006	(1)	$6,518	0.75%	3.02%	0.84%	2.93%
2005	(2)	5,229	0.75	1.51	0.82	1.44
Class D
2006	(1)	$200,592	0.60%	3.18%	0.69%	3.09%
2005	(2)	630,430	0.60	2.34	0.67	2.27
Class Y
2006	(1)	$264,094	0.45%	3.32%	0.54%	3.23%
2005	(2)	201,687	0.45	2.08	0.52	2.01
Class Z
2006	(1)	$319	0.20%	3.48%	0.29%	3.39%
2005	(2)	1	0.20	2.37	0.27	2.30

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements (unaudited as to February 28, 2006)

1 >  Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Funds, Inc. ("FAF"), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF's articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, Piper Jaffray, and Reserve shares. Prior to December 1, 2003, Class A shares were named Class S shares and Piper Jaffray shares were named Class A shares. Class A shares are not subject to sales charges. Class B and Class C shares of Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds or certain other unaffiliated funds, or in establishing a systematic exchange program that will be used to purchase Class B and Class C shares, respectively, of those funds. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class D, Class I, Class Y, Class Z, Piper Jaffray, and Reserve shares are offered only to qualifying institutional investors. Class B, Class C, and Class I shares are not offered by Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund or U.S. Treasury Money Market Fund. Piper Jaffray shares are not offered by U.S. Treasury Money Market Fund. Reserve shares are offered by Treasury Obligations Fund only. On February 22, 2006, the funds' board of directors authorized the creation of an additional share class in each fund, the Institutional Investor shares, effective March 31, 2006.

The funds' prospectuses provide descriptions of each fund's investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

On June 22, 2005, the funds' board of directors approved a change in the funds' fiscal year end from September 30 to August 31, effective with the eleven-month period ended August 31, 2005.

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Securities and Exchange Act of 1940, the market values of the securities held in the funds are determined weekly using prices supplied by the funds' pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 50% of the allowable 0.5% threshold, the funds' administrator will notify the funds' board of directors. The board of directors will then determine what action, if any, to take. No such notification was required during the six-month period ended February 28, 2006.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

FIRST AMERICAN FUNDS Semiannual Report 2006

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

The tax character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period or year in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 28, 2006, the fiscal period ended August 31, 2005, and the fiscal year ended September 30, 2004 (adjusted by dividends payable as of February 28, 2006, August 31, 2005, and September 30, 2004) were as follows (000):

	2006
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$80,319	$—	$—	$80,319
Prime Obligations Fund	283,415	—	—	283,415
Tax Free Obligations Fund	—	24,279	—	24,279
Treasury Obligations Fund	176,464	—	—	176,464
U.S. Treasury Money Market Fund	6,563	—	—	6,563
	2005
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$71,511	$—	$—	$71,511
Prime Obligations Fund	283,513	—	51	283,564
Tax Free Obligations Fund	2	27,205	51	27,258
Treasury Obligations Fund	154,897	—	—	154,897
U.S. Treasury Money Market Fund (1)	4,210	—	—	4,210

(1)  The fund commenced operations on October 25, 2004.

	2004
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$19,914	$—	$—	$19,914
Prime Obligations Fund	114,322	—	—	114,322
Tax Free Obligations Fund	20	7,917	65	8,002
Treasury Obligations Fund	54,652	—	—	54,652

As of August 31, 2005, the components of accumulated earnings (deficit) on a tax-basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Post-October Losses	Total Accumulated Earnings
Government Obligations Fund	$10,899	$—	$—	$10,899	$(8)	$10,891
Prime Obligations Fund	39,597	—	—	39,597	—	39,597
Tax Free Obligations Fund	—	3,016	—	3,016	—	3,016
Treasury Obligations Fund	25,436	—	—	25,436	(82)	25,354
U.S Treasury Money Market Fund	852	—	—	852	(12)	840

The differences between book-basis and tax-basis undistributed/accumulated income, gains and losses are primarily due to distributions declared but not paid by August 31, 2005.

As of August 31, 2005, Treasury Obligations Fund had a capital loss carryforward of $63,000 that will expire in 2008.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the funds' investment advisor deems creditworthy under guidelines approved by the funds' board of directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest negotiated on the basis of current short-term rates.

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each fund may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, other than U.S. Treasury Money Market Fund, each fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks or other institutional borrowers of securities. Currently, only Government Obligations Fund and Treasury Obligations Fund lend their securities. Each fund's policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. As of February 28, 2006, only Government Obligations had securities out to loan and cash collateral invested was as follows (000):

Repurchase Agreements
Government Obligations Fund	$200,856

U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the fund in transactions involving the lending of portfolio securities on behalf of the fund. USBAM acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission ("SEC"). Effective January 1, 2006, USBAM receives fees equal to 32% of the funds' income from securities lending transactions. Prior to January 1, 2006, such fees were 35% of the fund's income from securities lending transactions. Fees paid to USBAM from Government Obligations Fund and Treasury Obligations Fund for the six-month period ended February 28, 2006 were $26,096 and $11,930, respectively.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are generally allocated to the funds on the basis of relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2006.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for each fund is 0.10%. USBAM has contractually

FIRST AMERICAN FUNDS Semiannual Report 2006

agreed to waive fees and reimburse other fund expenses until October 31, 2006, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class
Fund	A	B	C	D	I	Y	Z	Piper Jaffray	Reserve
Government Obligations Fund	0.75%	—%	—%	0.60%	—%	0.45%	0.20%	0.81%	—%
Prime Obligations Fund	0.78	1.23	1.23	0.63	0.40	0.48	0.20	0.88	—
Tax Free Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.79	—
Treasury Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.79	0.94
U.S. Treasury Money Market Fund	0.75	—	—	0.60	—	0.45	0.20	—	—

ADMINISTRATION FEES – USBAM serves as the funds' administrator (the "Administrator") pursuant to an administration contract between USBAM and the funds. U.S. Bancorp Fund Services, LLC ("USBFS") serves as sub-administrator pursuant to a sub-administration contract between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the adminstration agreement, the Administrator is compensated to provide, or compensate other entities to provide, services to the funds. These services include various legal, oversight and administrative services, and accounting services. The funds pay the Administrator fees, which are calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal, on an annual basis, to 0.10% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.085% on the next $17 billion of the aggregate average daily net assets, 0.07% on the next $25 billion of the aggregate average daily net assets, and 0.05% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse the Administrator and sub-administrator for any out-of-pocket expenses incurred in providing administration services.

For the six-month period ended February 28, 2006, administration fees paid to USBAM by the funds included in this semiannual report were as follows (000):

Fund	Amount
Government Obligations Fund	$1,781
Prime Obligations Fund	6,305
Tax Free Obligations Fund	799
Treasury Obligations Fund	4,124
U.S. Treasury Money Market Fund	167

TRANSFER AGENT FEES – USBFS serves as the funds' transfer agent pursuant to a transfer agent and shareholder servicing agreement with FAF. FAF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of the aggregate average daily net assets of the funds that comprise FAF. Under the transfer agent and shareholder servicing agreement, FAF also pays USBFS a fee equal, on an annual basis, to 0.10% of each fund's average daily net assets for Class A shares and 0.05% for all other share classes. This fee compensates USBFS for providing certain shareholder services and reimburses USBFS for its payments to financial institutions that establish and maintain omnibus accounts and provide customary services for such accounts. In addition to these fees, the funds may reimburse USBFS for any out-of-pocket expenses incurred in providing transfer agent services.

For the six-month period ended February 28, 2006, transfer agent fees paid to USBFS by the funds included in this semiannual report were as follows (000):

Fund	Amount
Government Obligations Fund	$1,247
Prime Obligations Fund	4,050
Tax Free Obligations Fund	575
Treasury Obligations Fund	3,055
U.S. Treasury Money Market Fund	113

During the six-month period ended February 28, 2006, transfer agent fees of $581,640 were waived on Class Z of Prime Obligations Fund.

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

Each fund, except U.S. Treasury Money Market Fund, currently pays to Piper Jaffray an annual fee equal to 0.15% of a fund's average daily net assets attributable to its Piper Jaffray shares for certain recordkeeping services. During the six month period ended February 28, 2006, recordkeeping fees of $57,191, $57,557, and $10,107 were waived on the Piper Jaffray shares of Government Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund, respectively.

CUSTODIAN FEES – U.S. Bank serves as the funds' custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from the custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred which will increase the fund's custodian expenses. For the six-month period ended February 28, 2006, custodian fees for the Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund were increased by $233, $0, $578, $29, and $1,524 as a result of overdrafts and reduced by $886, $5,866, $663, $279, and $5 as a result of interest earned, respectively.

OTHER FEES – In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and administration fees, each fund is responsible for paying most other operating expenses, including: registration fees, legal, auditing, postage and printing of shareholder reports, fees and expenses of independent directors, insurance and other miscellaneous expenses. For the six-month period ended February 28, 2006, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the funds is a partner.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, 0.15%, 0.25%, and 0.50% of each fund's average daily net assets attributable to Class A shares, Class B shares, Class C shares, Class D shares, Piper Jaffray shares, and Reserve shares, respectively. No distribution or shareholder servicing fees are paid by Class Y , Class I, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support and distribution activities for each class of the funds. In addition, for Class B shares and Class C shares, a portion of these fees may be used to provide compensation for shareholder servicing activities.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar for the six-month period ended February 28, 2006 (000):

Fund	Amount
Government Obligations Fund	$1,282
Prime Obligations Fund	2,600
Tax Free Obligations Fund	219
Treasury Obligations Fund	7,538
U.S. Treasury Money Market Fund	166

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Piper Jaffray, and Reserve shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, Piper Jaffray, and Reserve shares, and a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares. During the six-month period ended February 28, 2006, shareholder servicing fees of $253,541 and $52,845 were waived on Class I of Prime Obligations Fund and Reserve Class of Treasury Obligations Fund, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the six-month period ended February 28, 2006 (000):

Fund	Amount
Government Obligations Fund	$5,255
Prime Obligations Fund	14,938
Tax Free Obligations Fund	1,621
Treasury Obligations Fund	12,185
U.S. Treasury Money Market Fund	542

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	Contingent Deferred Sales Charge as a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the six-month period ended February 28, 2006, total front-end sales charges and CDSCs retained by affiliates of USBAM for distributing shares of Prime Obligations Fund were $2,369.

Prime Obligations Fund Class B shares converted to Class A shares (reflected as proceeds from sales of Class A shares and payments for redemptions of Class B shares) during the six-month period ended February 28, 2006, the fiscal period ended August 31, 2005, and the fiscal year ended September 30, 2004 in the amount of 233,268; 275,153; and 348,038 shares respectively.

4 >  Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in five different types of municipal securities. At February 28, 2006, the percentage of portfolio investments by each category was as follows:

Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	87.6%
Municipal Notes & Bonds	9.8
Commercial Paper	2.1
Daily Variable Rate Demand Notes	0.5
100.0%

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At February 28, 2006, the percentage of portfolio investments in longer-term securities by each revenue source, was as follows:

Tax Free Obligations Fund
Revenue Bonds	3.6%
Tax and Revenue Anticipation Notes	3.3
General Obligations	2.8
9.7%

The implied credit ratings of all portfolio holdings as a percentage of total market value of investments at February 28, 2006, were as follows:

Standard & Poor's/ Moody's/Fitch Ratings	Tax Free Obligations Fund
AAA	32.8%
AA	67.2
A	—
NR	—
100.0%

Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

5 >  Fund Merger

On August 16, 2005, shareholders of Treasury Reserve Fund approved the Agreement and Plan of Reorganization recommended by the funds' board of directors, providing for the merger of Treasury Reserve Fund Class A shares into Treasury Obligations Fund Reserve shares at the close of business on August 30, 2005. The following table illustrates the specifics of the merger (000):

Acquired Fund	Acquiring Fund	Acquired Funds Net Assets	Shares Issued to Shareholders of Acquired Fund	Aquiring Fund Net Assets	Combined Net Assets	Tax Status of Transfer
Treasury Reserve Fund Class A	Treasury Obligations Fund (1) Reserve shares	$1,104,823	1,104,846	$9,840,427	$10,945,250	Non-taxable

(1)  Accounting survivor.

6 >  Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7 >  Investment Advisor Name Change

Effective March 31, 2006, USBAM changed its name to FAF Advisors, Inc.

FIRST AMERICAN FUNDS Semiannual Report 2006

NOTICE TO SHAREHOLDERS (unaudited)

How to Obtain a Copy of the Funds' Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov.

Form N-Q Holdings Information

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

FIRST AMERICAN FUNDS Semiannual Report 2006

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Board of Directors First American Funds, Inc.

Virginia Stringer

Chairperson of First American Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Funds, Inc.

Retired; former Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Funds, Inc.

Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

FIRST AMERICAN FUNDS ONLINE

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

FAF Advisors, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

ADMINISTRATOR

FAF Advisors, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

SUB-ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

180 East Fifth Street

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0066-06 4/2006 SAR-MM

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 — Exhibits

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2006

By:	/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: May 8, 2006